UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2009 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares, Contracts, or Principal Amount	Value
Common Stocks - 96.4%

Consumer Discretionary - 5.4%

Apparel Retail - 1.0%
TJX Cos., Inc.	65,755	$1,940,430
Cable & Satellite - 1.7%
Comcast Corp., Class A (1)	225,195	3,100,935
General Merchandise Stores - 0.5%
Family Dollar Stores, Inc.	32,280	977,116
Home Improvement Retail - 0.5%
Lowe’s Cos., Inc.	54,040	1,027,301
Restaurants - 1.7%
Darden Restaurants, Inc. (1)	37,495	1,356,194
McDonald’s Corp.	30,380	1,792,116

		3,148,310

Total Consumer Discretionary		10,194,092

Consumer Staples - 10.3%

Agricultural Products - 0.8%
Archer-Daniels-Midland Co.	53,770	1,479,750
Drug Retail - 1.1%
CVS Caremark Corp. (1)	67,305	2,005,689
Food Retail - 1.1%
Kroger Co. (1)	92,855	2,117,094
Household Products - 2.1%
Procter & Gamble Co.	75,820	3,938,091

Hypermarkets & Super Centers - 0.5%
Wal-Mart Stores, Inc. (1)	20,250	1,007,235
Packaged Foods & Meats - 1.9%
Dean Foods Co. (1) (2)	69,205	1,301,054
Kraft Foods, Inc., Class A	84,110	2,196,112

		3,497,166
Tobacco - 2.8%
Altria Group, Inc.	174,360	2,979,813
Philip Morris International, Inc.	50,700	2,161,848

		5,141,661

Total Consumer Staples		19,186,686

Energy - 16.7%

Integrated Oil & Gas - 11.9%
Chevron Corp. (1)	104,145	6,943,347
ConocoPhillips	126,510	5,799,219
Exxon Mobil Corp.	71,525	4,960,259
Hess Corp.	25,470	1,696,047
Marathon Oil Corp.	87,790	2,798,745

		22,197,617
Oil & Gas-Equipment & Services - 0.7%
Halliburton Co.	57,390	1,315,953
Oil & Gas-Exploration & Production - 3.6%
Anadarko Petroleum Corp.	37,005	1,768,099

Apache Corp.	27,230	2,294,400
Cimarex Energy Co.	36,765	1,199,274
Devon Energy Corp.	23,265	1,471,278

		6,733,051
Oil & Gas-Refining & Marketing - 0.5%
Valero Energy Corp.	39,375	880,819

Total Energy		31,127,440

Financials - 20.4%

Asset Management & Custody Banks - 3.4%
Ameriprise Financial, Inc.	96,415	2,911,733
Bank of New York Mellon Corp.	121,530	3,376,103

		6,287,836
Diversified Banks - 3.8%
U.S. Bancorp	166,195	3,190,944
Wells Fargo & Co. (1)	153,510	3,914,505

		7,105,449
Investment Banking & Brokerage - 4.4%
Charles Schwab Corp.	58,010	1,020,976
Goldman Sachs Group, Inc.	27,150	3,925,075
Morgan Stanley (1)	111,075	3,367,794

		8,313,845
Other Diversified Financial Services - 3.6%
JPMorgan Chase & Co. (1)	182,610	6,738,309

Property & Casualty Insurance - 3.1%
Chubb Corp.	67,645	2,682,125
Travelers Cos., Inc.	47,120	1,915,899
W.R. Berkley Corp.	57,380	1,244,572

		5,842,596
Regional Banks - 1.5%
PNC Financial Services Group, Inc. (1)	42,835	1,951,134
TCF Financial Corp. (1)	63,430	910,855

		2,861,989
Specialized Finance - 0.6%
CME Group, Inc. (1)	3,215	1,034,073

Total Financials		38,184,097

Healthcare - 13.8%

Biotechnology - 2.4%
Amgen, Inc. (2)	44,040	2,199,358
Gilead Sciences, Inc. (2)	51,295	2,210,814

		4,410,172
Healthcare Distributors - 1.4%
AmerisourceBergen Corp.	73,080	2,711,268
Healthcare Equipment - 1.2%
Becton, Dickinson and Co.	31,935	2,161,361
Healthcare Services - 0.5%
Express Scripts, Inc. (2)	13,690	876,844
Managed Healthcare - 0.7%
Humana, Inc. (2)	44,290	1,387,606
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co. (1)	124,245	2,474,960
Eli Lilly & Co. (1)	63,385	2,191,220
Forest Laboratories, Inc. (2)	60,590	1,435,377
Johnson & Johnson	66,605	3,673,932

Pfizer, Inc. (1)	297,575	4,520,164

		14,295,653

Total Healthcare		25,842,904
Industrials - 9.6%

Aerospace & Defense - 5.2%
General Dynamics Corp. (1)	61,425	3,495,083
Honeywell International, Inc.	26,730	886,367
L-3 Communications Holdings, Inc.	23,320	1,714,253
Northrop Grumman Corp.	41,520	1,977,182
United Technologies Corp.	30,050	1,580,931

		9,653,816
Electrical Components & Equipment - 0.7%
Emerson Electric Co.	42,265	1,356,284
Environmental & Facilities Services - 1.2%
Waste Management, Inc.	84,275	2,325,147
Industrial Conglomerates - 2.5%
General Electric Co. (1)	339,240	4,572,955

Total Industrials		17,908,202

Information Technology - 6.4%

Computer Hardware - 3.1%
Hewlett-Packard Co. (1)	77,160	2,650,446
International Business Machines Corp.	28,840	3,065,115

		5,715,561
Data Processing & Outsourced Services - 0.8%
Affiliated Computer Services, Inc. (2)	33,680	1,513,579
Systems Software - 2.5%
CA, Inc.	69,270	1,208,762
Oracle Corp. (1)	94,065	1,842,733
Symantec Corp. (2)	104,925	1,635,781

		4,687,276

Total Information Technology		11,916,416

Materials - 2.4%

Industrial Gases - 1.0%
Air Products and Chemicals, Inc. (1)	28,025	1,815,459
Metal & Glass Containers - 0.9%
Ball Corp.	40,370	1,606,726
Paper Products - 0.5%
International Paper Co.	69,500	998,715

Total Materials		4,420,900

Telecommunication Services - 6.8%

Integrated Telecommunication Services - 6.8%
AT&T, Inc. (1)	255,135	6,324,796
Verizon Communications, Inc.	219,730	6,429,300

Total Telecommunication Services		12,754,096

Utilities - 4.6%

Electric Utilities - 0.5%
Exelon Corp.	17,950	861,780
Gas Utilities - 1.1%
ONEOK, Inc.	67,730	1,984,489
Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	167,515	1,695,252

Dominion Resources, Inc.	126,465	4,020,322

		5,715,574

Total Utilities		8,561,843

Total Common Stocks (identified cost $190,130,490)		180,096,676
Exchange Traded Funds - 0.7%
iShares iBoxx Investment Grade Corporate Bond Fund (1)	12,540	1,228,293

Total Exchange Traded Funds (identified cost $1,183,821)		1,228,293

Purchased Call Options - 0.2%
Bank of New York Mellon Corp., Exercise Price: $20.00, 6/20/2009 (2)	400	316,000

Total Purchased Call Options (identified cost $145,200)		316,000

Purchased Put Options - 0.8%
Goldman Sachs Group, Inc., Exercise Price: $135.00, 10/17/2009 (2)	135	156,937
International Business Machines Corp., Exercise Price: $90.00, 7/18/2009 (2)	186	10,230
Morgan Stanley, Exercise Price: $28.00, 10/17/2009 (2)	550	176,000
SPDR Trust Series 1, Exercise Price: $87.00, 9/19/2009 (2)	2,940	1,139,250

Total Purchased Put Options (identified cost $2,890,215)		1,482,417

Short-Term Investments - 25.3%

Collateral Pool Investment for Securities on Loan - 23.2%
(See Note 2 of the Schedule of Investments)		43,370,678

Repurchase Agreement - 2.1%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $3,958,437 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $4,098,391 (at amortized cost)	$3,958,388	3,958,388

Total Short-Term Investments (identified cost $47,329,066)		47,329,066

Total Investments - 123.4% (identified cost $241,678,792)		230,452,452
Other Assets and Liabilities - (23.4)%		(43,718,120)

Total Net Assets - 100.0%		$186,734,332

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 93.3%

Consumer Discretionary - 11.2%

Apparel Retail - 2.1%
Abercrombie & Fitch Co., Class A	55,000	$1,656,050
Urban Outfitters, Inc. (1) (2)	75,000	1,531,500

		3,187,550
Cable & Satellite - 0.6%
Comcast Corp., Class A (1)	67,500	929,475
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc. (1)	30,000	1,053,000
GameStop Corp., Class A (2)	65,000	1,621,750

		2,674,750
Education Services - 1.1%
Apollo Group, Inc., Class A (1) (2)	27,500	1,625,250
Footwear - 0.6%
NIKE, Inc., Class B	15,000	855,750
Home Improvement Retail - 0.6%
Lowe’s Cos., Inc.	45,000	855,450
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc. (1)	75,000	970,500
Restaurants - 3.1%
Burger King Holdings, Inc.	100,800	1,669,248
McDonald’s Corp. (1)	50,000	2,949,500

		4,618,748
Specialty Stores - 0.7%
Staples, Inc.	50,000	1,022,500

Total Consumer Discretionary		16,739,973

Consumer Staples - 10.7%

Drug Retail - 0.9%
CVS Caremark Corp.	46,000	1,370,800
Food Distributors - 0.7%
Sysco Corp.	46,800	1,121,328
Household Products - 1.9%
Procter & Gamble Co.	55,000	2,856,700
Hypermarkets & Super Centers - 4.3%
Costco Wholesale Corp. (1)	40,000	1,940,800
Wal-Mart Stores, Inc. (1)	90,000	4,476,600

		6,417,400
Packaged Foods & Meats - 0.9%
Tyson Foods, Inc., Class A	100,000	1,332,000
Soft Drinks - 2.0%
PepsiCo, Inc.	57,300	2,982,465

Total Consumer Staples		16,080,693

Energy - 10.7%

Coal & Consumable Fuels - 0.6%
Consol Energy, Inc. (1)	22,500	926,100

Integrated Oil & Gas - 1.6%
Exxon Mobil Corp.	17,000	1,178,950
Hess Corp.	17,500	1,165,325

		2,344,275
Oil & Gas-Drilling - 0.8%
Transocean Ltd. (1) (2)	15,000	1,192,200
Oil & Gas-Equipment & Services - 3.0%
Dresser-Rand Group, Inc. (2)	40,000	1,120,000
Halliburton Co.	65,000	1,490,450
National Oilwell Varco, Inc. (2)	50,000	1,931,000

		4,541,450
Oil & Gas-Exploration & Production - 4.7%
Anadarko Petroleum Corp.	30,000	1,433,400
Devon Energy Corp.	15,000	948,600
Plains Exploration & Production Co. (2)	58,500	1,654,380
Southwestern Energy Co. (1) (2)	35,000	1,521,450
XTO Energy, Inc.	35,000	1,496,950

		7,054,780

Total Energy		16,058,805

Financials - 5.4%

Asset Management & Custody Banks - 2.5%
Invesco Ltd.	50,000	782,500
Northern Trust Corp.	28,000	1,614,200
State Street Corp. (1)	29,500	1,370,275

		3,766,975
Investment Banking & Brokerage - 1.4%
Charles Schwab Corp. (1)	70,000	1,232,000
Goldman Sachs Group, Inc. (1)	5,500	795,135

		2,027,135
Life & Health Insurance - 0.8%
Aflac, Inc.	35,000	1,242,500
Other Diversified Financial Services - 0.7%
JPMorgan Chase & Co. (1)	27,500	1,014,750

Total Financials		8,051,360

Healthcare - 14.7%

Biotechnology - 4.5%
Celgene Corp. (2)	53,100	2,242,944
Genzyme Corp. (1) (2)	27,500	1,626,350
Gilead Sciences, Inc. (1) (2)	65,800	2,835,980

		6,705,274
Healthcare Equipment - 2.7%
Baxter International, Inc.	44,000	2,252,360
C.R. Bard, Inc.	13,000	929,370
St. Jude Medical, Inc. (2)	20,500	799,910

		3,981,640
Healthcare Services - 2.1%
Express Scripts, Inc. (2)	13,700	877,485
Medco Health Solutions, Inc. (1) (2)	50,000	2,294,500

		3,171,985
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc. (1) (2)	52,800	2,054,448
Pharmaceuticals - 4.0%
Abbott Laboratories	55,000	2,478,300
Allergan, Inc.	23,900	1,054,707
Bristol-Myers Squibb Co.	60,000	1,195,200

Johnson & Johnson	24,000	1,323,840

		6,052,047

Total Healthcare		21,965,394

Industrials - 10.0%

Aerospace & Defense - 5.3%
Goodrich Corp. (5)	23,100	1,121,274
Honeywell International, Inc.	62,000	2,055,920
ITT Corp.	17,800	733,004
Lockheed Martin Corp.	16,000	1,338,080
Raytheon Co. (1)	26,500	1,183,225
Rockwell Collins, Inc. (1)	36,500	1,548,330

		7,979,833
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	12,900	659,706
Electrical Components & Equipment - 0.9%
Emerson Electric Co.	42,950	1,378,266
Environmental & Facilities Services - 0.5%
Stericycle, Inc. (1) (2)	14,000	699,720
Industrial Conglomerates - 1.2%
3M Co. (1)	30,400	1,735,840
Railroads - 1.7%
Burlington Northern Santa Fe Corp.	18,800	1,361,872
CSX Corp.	35,000	1,111,600

		2,473,472

Total Industrials		14,926,837

Information Technology - 26.4%

Communications Equipment - 5.1%
Cisco Systems, Inc. (1) (2)	228,000	4,218,000
QUALCOMM, Inc.	80,000	3,487,200

		7,705,200
Computer Hardware - 7.3%
Apple, Inc. (1) (2)	20,000	2,716,200
Dell, Inc. (2)	125,000	1,447,500
Diebold, Inc.	51,000	1,260,720
Hewlett-Packard Co. (1)	106,700	3,665,145
International Business Machines Corp.	17,900	1,902,412

		10,991,977
Computer Storage & Peripherals - 0.7%
EMC Corp. (2)	90,000	1,057,500
Data Processing & Outsourced Services - 2.3%
Fiserv, Inc. (1) (2)	30,000	1,270,800
MasterCard, Inc., Class A (1)	4,500	793,485
Visa, Inc. (1)	20,000	1,354,200

		3,418,485
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc. (2)	45,000	1,010,700
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (1) (2)	50,000	1,113,000
Google, Inc., Class A (1) (2)	6,000	2,503,380
Yahoo!, Inc. (1) (2)	61,500	974,160

		4,590,540
Semiconductors - 2.6%
Intel Corp.	104,800	1,647,456
Linear Technology Corp. (1)	45,000	1,053,450
Microchip Technology, Inc. (1)	52,500	1,132,425

		3,833,331

Systems Software - 4.6%
Microsoft Corp.	200,000	4,178,000
Oracle Corp. (1)	141,250	2,767,087

		6,945,087

Total Information Technology		39,552,820

Materials - 2.8%

Fertilizers & Agricultural Chemicals - 2.0%
Monsanto Co.	36,700	3,014,905
Industrial Gases - 0.8%
Praxair, Inc.	17,400	1,273,680

Total Materials		4,288,585

Telecommunication Services - 1.4%

Integrated Telecommunication Services - 0.7%
AT&T, Inc. (1)	41,000	1,016,390
Wireless Telecommunication Services - 0.7%
American Tower Corp., Class A (1) (2)	35,000	1,115,450

Total Telecommunication Services		2,131,840

Total Common Stocks (identified cost $135,060,992)		139,796,307

Short-Term Investments - 36.4%

Collateral Pool Investment for Securities on Loan - 29.0%
(See Note 2 of the Schedule of Investments)		43,351,051

Repurchase Agreement - 7.4%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $11,089,067 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2056, with a market value of $12,478,327 (at amortized cost)	$11,088,928	11,088,928

Total Short-Term Investments (identified cost $54,439,979)		54,439,979

Total Investments - 129.7% (identified cost $189,500,971)		194,236,286
Other Assets and Liabilities - (29.7)%		(44,476,256)

Total Net Assets - 100.0%		$149,760,030

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.0%

Consumer Discretionary - 20.0%

Advertising - 1.2%
Interpublic Group of Cos., Inc. (1) (2)	444,460	$2,328,971
Apparel Retail - 1.6%
Gap, Inc. (1)	170,200	3,038,070
Auto Parts & Equipment - 1.1%
BorgWarner, Inc. (1)	67,700	2,183,325
Cable & Satellite - 3.2%
Liberty Global, Inc. (1) (2)	196,000	2,708,720
Liberty Media Corp. - Entertainment (2)	145,500	3,515,280

		6,224,000
Computer & Electronics Retail - 1.5%
Best Buy Co., Inc. (1)	80,600	2,829,060
Department Stores - 1.8%
Kohl’s Corp. (1) (2)	80,700	3,427,329
Homebuilding - 1.3%
Toll Brothers, Inc. (1) (2)	139,400	2,590,052
Hotels, Resorts & Cruise Lines - 1.0%
Royal Caribbean Cruises, Ltd. (1)	127,600	1,921,656
Household Appliances - 1.6%
Whirlpool Corp.	71,800	3,025,652
Internet Retail - 2.3%
Expedia, Inc. (1) (2)	257,500	4,457,325
Restaurants - 1.7%
Yum! Brands, Inc. (1)	96,400	3,338,332
Specialty Stores - 1.7%
Staples, Inc. (1)	159,100	3,253,595

Total Consumer Discretionary		38,617,367

Consumer Staples - 7.0%

Food Retail - 2.3%
Kroger Co.	108,400	2,471,520
Safeway, Inc.	94,600	1,916,596

		4,388,116
Packaged Foods & Meats - 2.0%
Tyson Foods, Inc., Class A	293,600	3,910,752
Soft Drinks - 0.8%
Dr. Pepper Snapple Group, Inc. (2)	69,400	1,508,062
Tobacco - 1.9%
Lorillard, Inc. (1)	55,200	3,771,816

Total Consumer Staples		13,578,746

Energy - 6.1%

Oil & Gas-Drilling - 1.0%
Helmerich & Payne, Inc. (1)	53,900	1,884,883
Oil & Gas-Equipment & Services - 1.3%
BJ Services Co. (1)	164,500	2,572,780

Oil & Gas-Exploration & Production - 3.8%
Newfield Exploration Co. (2)	88,000	3,178,560
Noble Energy, Inc. (1)	71,300	4,240,924

		7,419,484

Total Energy		11,877,147

Financials - 21.7%

Asset Management & Custody Banks - 8.6%
Affiliated Managers Group, Inc. (1) (2)	75,000	4,208,250
Ameriprise Financial, Inc. (1)	158,900	4,798,780
Invesco Ltd.	235,400	3,684,010
State Street Corp. (1)	84,700	3,934,315

		16,625,355
Consumer Finance - 0.9%
Capital One Financial Corp. (1)	71,000	1,735,240
Life & Health Insurance - 1.1%
Lincoln National Corp. (1)	58,000	1,099,100
Principal Financial Group, Inc. (1)	48,300	1,072,260

		2,171,360
Office REIT’s - 0.4%
Mack-Cali Realty Corp. (1)	34,700	857,437
Property & Casualty Insurance - 4.5%
ACE Ltd.	85,300	3,752,347
First American Corp.	95,800	2,186,156
Hanover Insurance Group, Inc.	80,000	2,744,800

		8,683,303
Regional Banks - 2.7%
Associated Banc-Corp. (1)	122,500	1,772,575
Fifth Third Bancorp (1)	156,004	1,076,428
First Horizon National Corp. (1)	192,730	2,339,744

		5,188,747
Reinsurance - 3.5%
PartnerRe Ltd.	55,200	3,602,352
Reinsurance Group of America, Inc. (1)	87,100	3,203,538

		6,805,890

Total Financials		42,067,332

Healthcare - 8.3%

Healthcare Distributors - 1.9%
AmerisourceBergen Corp.	101,100	3,750,810
Healthcare Services - 1.7%
DaVita, Inc. (1) (2)	73,500	3,315,585
Healthcare Supplies - 1.3%
DENTSPLY International, Inc. (1)	82,700	2,419,802
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc. (1) (2)	94,900	3,692,559
Managed Healthcare - 1.5%
CIGNA Corp.	128,800	2,855,496

Total Healthcare		16,034,252

Industrials - 8.2%

Aerospace & Defense - 0.5%
Alliant Techsystems, Inc. (1) (2)	12,400	1,069,996
Diversified Support Services - 1.3%
Cintas Corp. (1)	104,200	2,426,818
Environmental & Facilities Services - 0.8%
Republic Services, Inc. (1)	65,000	1,481,350

Human Resource & Employment Services - 2.4%
Manpower, Inc.	109,900	4,671,849
Industrial Machinery - 1.3%
Eaton Corp.	55,800	2,427,300
Trucking - 1.9%
Con-way, Inc. (1)	114,700	3,681,870

Total Industrials		15,759,183

Information Technology - 11.3%

Application Software - 1.0%
Synopsys, Inc. (2)	100,700	1,961,636
Communications Equipment - 0.7%
CommScope, Inc. (1) (2)	55,100	1,445,824
Office Electronics - 1.3%
Xerox Corp. (1)	356,700	2,425,560
Semiconductors - 2.0%
Altera Corp. (1)	156,000	2,655,120
Intersil Corp.	94,800	1,161,300

		3,816,420
Systems Software - 0.9%
Symantec Corp. (1) (2)	112,500	1,753,875
Technology Distributors - 5.4%
Arrow Electronics, Inc. (1) (2)	166,300	4,022,797
Avnet, Inc. (2)	107,400	2,471,274
Ingram Micro, Inc. (1) (2)	244,000	4,030,880

		10,524,951

Total Information Technology		21,928,266

Materials - 6.4%

Diversified Chemicals - 1.8%
PPG Industries, Inc.	75,830	3,372,160
Paper Packaging - 1.8%
Sealed Air Corp.	176,100	3,523,761
Paper Products - 1.5%
MeadWestvaco Corp.	186,700	2,981,599
Steel - 1.3%
Nucor Corp. (1)	57,300	2,516,043

Total Materials		12,393,563

Telecommunication Services - 1.8%

Integrated Telecommunication Services - 1.8%
Embarq Corp. (1)	82,900	3,483,458

Utilities - 6.2%

Electric Utilities - 2.0%
Edison International	69,300	2,026,332
Entergy Corp. (1)	25,190	1,879,678

		3,906,010
Gas Utilities - 1.9%
Equitable Resources, Inc. (1)	96,400	3,590,900
Multi-Utilities - 2.3%
CMS Energy Corp. (1)	228,400	2,590,056
Sempra Energy (1)	42,100	1,923,128

		4,513,184

Total Utilities		12,010,094

Total Common Stocks (identified cost $206,955,032)		187,749,408

Short-Term Investments - 43.6%

Collateral Pool Investment for Securities on Loan - 41.0%
(See Note 2 of the Schedule of Investments)		79,471,152

Repurchase Agreement - 2.6%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $4,962,972 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $5,138,099 (at amortized cost)	$4,962,910	4,962,910

Total Short-Term Investments (identified cost $84,434,063)		84,434,062

Total Investments - 140.6% (identified cost $291,389,095)		272,183,470
Other Assets and Liabilities - (40.6)%		(78,597,775)

Total Net Assets - 100.0%		$193,585,695

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 97.7%

Consumer Discretionary - 21.6%

Apparel Retail - 2.1%
Gap, Inc. (1)	92,700	$1,654,695
Ross Stores, Inc.	51,100	2,001,076

		3,655,771
Apparel, Accessories & Luxury Goods - 1.8%
Coach, Inc. (2)	58,100	1,526,287
Fossil, Inc. (2)	74,800	1,674,024

		3,200,311
Automotive Retail - 2.1%
AutoZone, Inc. (1) (2)	10,800	1,643,220
O’Reilly Automotive, Inc. (1) (2)	56,900	2,051,245

		3,694,465
Cable & Satellite - 1.2%
Liberty Media Corp. - Entertainment (2)	88,600	2,140,576
Casinos & Gaming - 0.9%
WMS Industries, Inc. (1) (2)	45,100	1,599,697
Computer & Electronics Retail - 1.4%
GameStop Corp., Class A (1) (2)	96,800	2,415,160
Department Stores - 0.9%
Kohl’s Corp. (1) (2)	39,100	1,660,577
Distributors - 0.6%
LKQ Corp. (1) (2)	73,500	1,123,815
Education Services - 2.6%
Apollo Group, Inc., Class A (1) (2)	25,600	1,512,960
DeVry, Inc.	36,000	1,568,520
ITT Educational Services, Inc. (1) (2)	15,600	1,431,924

		4,513,404
General Merchandise Stores - 1.4%
Dollar Tree, Inc. (1) (2)	55,700	2,493,689
Homefurnishing Retail - 1.8%
Aaron’s, Inc.	97,700	3,182,089
Housewares & Specialties - 1.2%
Jarden Corp. (2)	113,900	2,025,142
Internet Retail - 0.6%
Netflix, Inc. (1) (2)	25,500	1,005,210
Specialized Consumer Services - 3.0%
Coinstar, Inc. (1) (2)	174,800	5,177,576

Total Consumer Discretionary		37,887,482

Consumer Staples - 2.6%

Brewers - 0.9%
Molson Coors Brewing Co., Class B	34,000	1,495,660
Drug Retail - 1.1%
CVS Caremark Corp. (1)	65,900	1,963,820
Packaged Foods & Meats - 0.6%
Ralcorp Holdings, Inc. (1) (2)	18,300	1,048,041

Total Consumer Staples		4,507,521

Energy - 5.9%

Oil & Gas-Equipment & Services - 0.9%
IHS, Inc., Class A (1) (2)	35,200	1,689,600
Oil & Gas-Exploration & Production - 5.0%
Atlas America, Inc. (1)	377,050	6,945,261
Denbury Resources, Inc. (2) (5)	51,900	892,161
EOG Resources, Inc. (5)	11,900	870,961

		8,708,383

Total Energy		10,397,983

Financials - 9.2%

Consumer Finance - 1.8%
EZCORP, Inc., Class A (1) (2)	262,400	3,188,160
Mortgage REIT’s - 5.0%
Annaly Capital Management, Inc. (1)	278,900	3,887,866
Capstead Mortgage Corp.	118,400	1,412,512
Chimera Investment Corp. (5)	160,400	559,796
MFA Financial, Inc.	475,300	2,975,378

		8,835,552
Multi-Line Insurance - 0.7%
HCC Insurance Holdings, Inc. (1)	45,900	1,133,271
Office REIT’s - 1.0%
Digital Realty Trust, Inc.	49,400	1,767,038
Property & Casualty Insurance - 0.7%
Aspen Insurance Holdings, Ltd.	49,000	1,131,410

Total Financials		16,055,431

Healthcare - 17.1%

Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (1) (2)	53,300	1,945,450
Healthcare Equipment - 3.3%
Edwards Lifesciences Corp. (1) (2)	23,900	1,525,776
NuVasive, Inc. (1) (2)	68,600	2,477,832
St. Jude Medical, Inc. (1) (2)	47,000	1,833,940

		5,837,548
Healthcare Facilities - 1.1%
Community Health Systems, Inc. (2)	35,100	926,289
Universal Health Services, Inc., Class B	16,500	906,345

		1,832,634
Healthcare Services - 3.0%
Amedisys, Inc. (1) (2)	33,300	1,012,986
Express Scripts, Inc. (2)	40,000	2,562,000
Omnicare, Inc.	62,000	1,675,860

		5,250,846
Healthcare Supplies - 2.3%
Haemonetics Corp. (2)	34,900	1,857,727
Inverness Medical Innovations, Inc. (1) (2)	68,500	2,228,305

		4,086,032
Life Sciences Tools & Services - 2.4%
AMAG Pharmaceuticals, Inc. (1) (2)	27,400	1,441,240
Illumina, Inc. (1) (2)	39,700	1,457,387
Mettler-Toledo International, Inc. (1) (2)	17,100	1,217,349

		4,115,976
Pharmaceuticals - 3.9%
King Pharmaceuticals, Inc. (1) (2)	161,100	1,524,006
Mylan, Inc. (1) (2)	175,300	2,315,713

Teva Pharmaceutical Industries, Ltd., ADR (1)	65,000	3,013,400

		6,853,119

Total Healthcare		29,921,605

Industrials - 6.5%

Construction & Engineering - 1.5%
Quanta Services, Inc. (1) (2)	56,900	1,297,889
Shaw Group, Inc. (1) (2)	47,300	1,286,560

		2,584,449
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	45,600	1,434,120
Environmental & Facilities Services - 1.5%
Stericycle, Inc. (1) (2)	25,800	1,289,484
Tetra Tech, Inc. (1) (2)	52,500	1,347,675

		2,637,159
Industrial Machinery - 1.3%
Ingersoll-Rand Co., Ltd., Class A	61,600	1,246,168
Middleby Corp. (2) (5)	23,000	1,032,930

		2,279,098
Security & Alarm Services - 1.4%
GeoEye, Inc. (1) (2)	115,400	2,476,484

Total Industrials		11,411,310

Information Technology - 22.5%

Application Software - 2.3%
Nuance Communications, Inc. (1) (2)	214,400	2,658,560
Solera Holdings, Inc. (1) (2)	61,700	1,412,930

		4,071,490
Communications Equipment - 3.6%
Brocade Communications Systems, Inc. (1) (2)	380,100	2,789,934
CommScope, Inc. (2) (5)	59,500	1,561,280
InterDigital, Inc. (2)	77,600	1,988,112

		6,339,326
Computer Storage & Peripherals - 1.3%
Synaptics, Inc. (1) (2)	34,300	1,204,616
Western Digital Corp. (2) (5)	43,700	1,085,945

		2,290,561
Consulting & Other Services - 0.8%
Cognizant Technology Solutions Corp., Class A (2)	55,400	1,395,526
Data Processing & Outsourced Services - 1.7%
Hewitt Associates, Inc. (1) (2)	45,400	1,316,600
Lender Processing Services, Inc.	57,500	1,670,375

		2,986,975
Electronic Components - 0.9%
Amphenol Corp., Class A (1)	49,100	1,639,449
Home Entertainment Software - 1.2%
Activision Blizzard, Inc. (1) (2)	165,600	2,000,448
Internet Software & Services - 1.5%
Equinix, Inc. (1) (2)	35,300	2,626,320
Semiconductor Equipment - 0.9%
ASML Holding N.V. (1)	71,500	1,480,050
Semiconductors - 3.3%
Broadcom Corp., Class A (1) (2)	69,300	1,765,764
ON Semiconductor Corp. (1) (2)	261,300	1,789,905
Skyworks Solutions, Inc. (1) (2)	233,800	2,228,114

		5,783,783
Systems Software - 5.0%
Check Point Software Technologies, Ltd. (1) (2)	77,100	1,800,285

Macrovision Solutions Corp. (1) (2)	140,200	3,164,314
McAfee, Inc. (1) (2)	54,600	2,141,958
Sybase, Inc. (1) (2)	52,800	1,717,584

		8,824,141

Total Information Technology		39,438,069

Materials - 5.4%

Diversified Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. (1)	32,400	1,763,532
Gold - 1.2%
Agnico-Eagle Mines, Ltd. (1)	15,400	952,644
Royal Gold, Inc. (1)	23,000	1,071,110

		2,023,754
Industrial Gases - 1.0%
Praxair, Inc.	24,400	1,786,080
Precious Metals & Minerals - 1.0%
Silver Wheaton Corp. (1) (2)	162,600	1,710,552
Specialty Chemicals - 0.7%
Ecolab, Inc.	35,400	1,322,190
Steel - 0.5%
Cliffs Natural Resources, Inc. (5)	33,000	899,250

Total Materials		9,505,358

Telecommunication Services - 5.2%

Wireless Telecommunication Services - 5.2%
American Tower Corp., Class A (1) (2)	61,700	1,966,379
Crown Castle International Corp. (1) (2)	75,700	1,836,482
Leap Wireless International, Inc. (1) (2)	71,300	2,673,037
MetroPCS Communications, Inc. (1) (2)	157,200	2,692,836

Total Telecommunication Services		9,168,734

Utilities - 1.7%

Gas Utilities - 1.7%
National Fuel Gas Co.	91,600	3,071,348

Total Common Stocks (identified cost $159,999,361)		171,364,841

Short-Term Investments - 44.4%

Collateral Pool Investment for Securities on Loan - 42.3%
(See Note 2 of the Schedule of Investments)		74,126,873

Repurchase Agreement - 2.1%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $3,640,780 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $3,769,577 (at amortized cost)	$3,640,735	3,640,735

Total Short-Term Investments (identified cost $77,767,607)		77,767,608

Total Investments - 142.1% (identified cost $237,766,968)		249,132,449
Other Assets and Liabilities - (42.1)%		(73,819,345)

Total Net Assets - 100.0%		$175,313,104

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 98.2%

Consumer Discretionary - 18.4%

Apparel, Accessories & Luxury Goods - 1.0%
Fossil, Inc. (2)	91,300	$2,043,294
Automotive Retail - 0.7%
PEP Boys - Manny, Moe & Jack (1)	221,600	1,562,280
Distributors - 0.6%
LKQ Corp. (1) (2)	87,600	1,339,404
Education Services - 0.9%
K12, Inc. (1) (2)	110,300	1,930,250
General Merchandise Stores - 2.4%
Dollar Tree, Inc. (1) (2)	68,000	3,044,360
Fred’s, Inc., Class A	164,100	2,105,403

		5,149,763
Homefurnishing Retail - 1.8%
Aaron’s, Inc.	116,400	3,791,148
Housewares & Specialties - 1.1%
Jarden Corp. (2)	135,900	2,416,302
Internet Retail - 1.5%
Netflix, Inc. (1) (2)	30,500	1,202,310
Shutterfly, Inc. (2)	134,100	1,914,948

		3,117,258
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (1) (2)	360,300	1,902,384
Movies & Entertainment - 3.4%
Imax Corp. (1) (2)	970,700	7,280,250
Publishing - 1.2%
Dolan Media Co. (2)	190,200	2,630,466
Specialized Consumer Services - 2.9%
Coinstar, Inc. (1) (2)	209,700	6,211,314

Total Consumer Discretionary		39,374,113

Consumer Staples - 3.1%

Packaged Foods & Meats - 3.1%
Imperial Sugar Co.	330,900	3,421,506
Overhill Farms, Inc. (2)	246,650	1,339,310
Ralcorp Holdings, Inc. (1) (2)	33,320	1,908,236

Total Consumer Staples		6,669,052

Energy - 8.1%

Oil & Gas-Exploration & Production - 6.5%
Atlas America, Inc. (1)	446,600	8,226,372
Rex Energy Corp. (1) (2)	839,200	5,714,952

		13,941,324
Oil & Gas-Storage & Transportation - 1.6%
Cheniere Energy, Inc. (1) (2)	840,600	3,488,490

Total Energy		17,429,814

Financials - 8.8%

Asset Management & Custody Banks - 0.6%
RiskMetrics Group, Inc. (1) (2)	83,000	1,333,810
Consumer Finance - 1.8%
EZCORP, Inc., Class A (1) (2)	308,700	3,750,705
Mortgage REIT’s - 6.4%
American Capital Agency Corp. (1)	229,400	4,358,600
Anworth Mortgage Asset Corp. (1)	374,430	2,493,704
Capstead Mortgage Corp.	205,630	2,453,166
Chimera Investment Corp. (5)	193,900	676,711
MFA Financial, Inc.	589,800	3,692,148

		13,674,329

Total Financials		18,758,844

Healthcare - 19.3%

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (1) (2)	64,100	2,339,650
Crucell N.V., ADR (1) (2)	119,300	2,630,565
Myriad Genetics, Inc. (1) (2)	46,200	1,670,592

		6,640,807
Healthcare Equipment - 4.8%
Edwards Lifesciences Corp. (2)	28,500	1,819,440
Masimo Corp. (1) (2)	50,700	1,213,758
NuVasive, Inc. (1) (2)	79,700	2,878,764
Quidel Corp. (1) (2)	98,700	1,256,451
Synovis Life Technologies, Inc. (2)	96,400	1,872,088
Thoratec Corp. (1) (2)	47,400	1,188,792

		10,229,293
Healthcare Facilities - 0.8%
Sun Healthcare Group, Inc. (1) (2)	175,600	1,627,812
Healthcare Services - 4.1%
Alliance HealthCare Services, Inc. (1) (2)	219,900	1,517,310
Amedisys, Inc. (1) (2)	39,800	1,210,716
Bio-Reference Laboratories, Inc. (1) (2)	73,300	1,994,493
CardioNet, Inc. (1) (2)	124,800	2,210,208
Genoptix, Inc. (1) (2)	64,500	1,875,660

		8,808,387
Healthcare Supplies - 3.1%
Haemonetics Corp. (2)	41,800	2,225,014
Inverness Medical Innovations, Inc. (1) (2)	81,900	2,664,207
Neogen Corp. (1) (2)	81,250	1,790,750

		6,679,971
Healthcare Technology - 1.0%
athenahealth, Inc. (1) (2)	31,700	956,706
MedAssets, Inc. (1) (2)	76,200	1,204,722

		2,161,428
Life Sciences Tools & Services - 0.5%
Luminex Corp. (1) (2)	66,200	1,049,270
Pharmaceuticals - 1.9%
Mylan, Inc. (1) (2)	203,200	2,684,272
Questcor Pharmaceuticals, Inc. (2)	354,000	1,508,040

		4,192,312

Total Healthcare		41,389,280

Industrials - 8.0%

Aerospace & Defense - 1.0%
DynCorp International, Inc., Class A (1) (2)	147,700	2,137,219
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (2)	78,500	2,031,580

Construction & Engineering - 1.6%
Aecom Technology Corp. (1) (2)	72,800	2,323,048
Orion Marine Group, Inc. (2)	55,300	1,165,724

		3,488,772
Environmental & Facilities Services - 1.4%
Clean Harbors, Inc. (1) (2)	27,200	1,482,944
Tetra Tech, Inc. (2)	63,000	1,617,210

		3,100,154
Industrial Machinery - 0.6%
Middleby Corp. (1) (2)	28,100	1,261,971
Office Services & Supplies - 0.6%
Sykes Enterprises, Inc. (1) (2)	84,300	1,374,090
Security & Alarm Services - 1.8%
GeoEye, Inc. (1) (2)	177,500	3,809,150

Total Industrials		17,202,936

Information Technology - 24.0%

Application Software - 7.1%
Ebix, Inc. (1) (2)	239,700	7,591,299
Nuance Communications, Inc. (1) (2)	254,376	3,154,262
Smith Micro Software, Inc. (2)	284,400	2,775,744
Solera Holdings, Inc. (1) (2)	73,700	1,687,730

		15,209,035
Communications Equipment - 5.2%
Brocade Communications Systems, Inc. (2)	459,400	3,371,996
DG FastChannel, Inc. (1) (2)	158,900	3,144,631
InterDigital, Inc. (2)	92,800	2,377,536
Neutral Tandem, Inc. (2)	79,600	2,308,400

		11,202,563
Computer Storage & Peripherals - 2.6%
Quantum Corp. (2)	3,575,400	4,111,710
Synaptics, Inc. (1) (2)	40,200	1,411,824

		5,523,534
Data Processing & Outsourced Services - 1.7%
CyberSource Corp. (1) (2)	118,500	1,540,500
Lender Processing Services, Inc. (1)	69,900	2,030,595

		3,571,095
Internet Software & Services - 4.4%
Ariba, Inc. (1) (2)	193,100	1,828,657
Art Technology Group, Inc. (2)	831,400	2,993,040
AsiaInfo Holdings, Inc. (2)	76,600	1,605,536
Equinix, Inc. (1) (2)	42,100	3,132,240

		9,559,473
Semiconductors - 1.2%
TriQuint Semiconductor, Inc. (2)	574,300	2,555,635
Systems Software - 1.8%
Macrovision Solutions Corp. (1) (2)	167,900	3,789,503

Total Information Technology		51,410,838

Materials - 4.0%

Diversified Metals & Mining - 2.3%
Taseko Mines, Ltd. (1) (2)	2,882,800	4,987,244
Gold - 0.6%
Royal Gold, Inc. (1)	27,300	1,271,361
Precious Metals & Minerals - 1.1%
Silver Wheaton Corp. (1) (2)	217,100	2,283,892

Total Materials		8,542,497

Telecommunication Services - 2.7%

Wireless Telecommunication Services - 2.7%
Leap Wireless International, Inc. (1) (2)	86,900	3,257,881
SBA Communications Corp. (1) (2)	95,000	2,429,150

Total Telecommunication Services		5,687,031

Utilities - 1.8%
Gas Utilities - 1.8%
National Fuel Gas Co.	111,700	3,745,301

Total Common Stocks (identified cost $187,266,902)		210,209,706

Short-Term Investments - 45.3%

Collateral Pool Investment for Securities on Loan - 42.7%
(See Note 2 of the Schedule of Investments)		91,259,822

Repurchase Agreement - 2.6%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $5,558,579 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $5,754,751 (at amortized cost)	$5,558,509	5,558,509

Total Short-Term Investments (identified cost $96,818,331)		96,818,331

Total Investments - 143.5% (identified cost $284,085,233)		307,028,037
Other Assets and Liabilities - (43.5)%		(93,062,191)

Total Net Assets - 100.0%		$213,965,846

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 96.5%

Argentina - 0.0%
Telecom Argentina SA, ADR (2) (5)	2,400	$20,160
Australia - 2.6%
Aditya Birla Minerals, Ltd. (2) (5)	45,199	20,461
Amcor, Ltd.	44,465	182,747
Ausdrill, Ltd.	12,509	8,832
Beach Petroleum, Ltd.	58,100	36,470
BHP Billiton, Ltd.	18,711	525,670
BlueScope Steel, Ltd. (1)	89,732	173,331
Caltex Australia, Ltd.	3,233	31,069
Commonwealth Bank of Australia	10,444	296,845
Downer EDI, Ltd.	15,041	56,960
Emeco Holdings, Ltd. (5)	90,377	31,725
Iluka Resources, Ltd. (2)	19,915	50,988
Orica, Ltd.	48,512	784,827
Rio Tinto, Ltd.	16,200	845,927
Santos, Ltd.	34,720	407,831
Sigma Pharmaceuticals, Ltd.	23,199	18,651
Washington H. Soul Pattinson & Co., Ltd.	7,582	61,986

		3,534,320
Belgium - 1.2%
Compagnie Nationale a Portefeuille	483	25,148
Delhaize Group (1)	20,991	1,545,435
Dexia SA (2)	5,649	35,976
Tessenderlo Chemie NV	1,417	47,984

		1,654,543
Bermuda - 0.3%
Brilliance China Automotive Holdings, Ltd. (2)	358,000	34,760
Champion Technology Holdings, Ltd. (5)	724,000	22,682
Dickson Concepts International, Ltd. (5)	97,000	41,694
Lancashire Holdings, Ltd. (2)	39,366	299,049

		398,185
Brazil - 0.5%
Brasil Telecom Participacoes SA	5,240	170,042
Vale SA, ADR	25,200	482,580

		652,622
Canada - 0.3%
Aecon Group, Inc.	1,400	15,132
Alimentation Couche-Tard, Inc., Class B	6,100	74,926
CGI Group, Inc., Class A (2)	16,935	157,445
Linamar Corp. (5)	3,500	24,749
Magna International, Inc., Class A	1,500	49,737
National Bank of Canada	129	6,046
Northgate Minerals Corp. (2) (5)	8,300	20,070
OceanaGold Corp. (2) (5)	17,799	17,272
Thompson Creek Metals Co., Inc. (2)	7,400	69,747

		435,124
Chile - 0.1%
Banco Santander - Chile, ADR	300	12,495
Enersis SA, ADR	4,800	82,128

		94,623

China - 0.8%
China Yurun Food Group, Ltd.	190,100	266,005
Dongfeng Motor Group Co., Ltd., Class H	156,000	150,049
Industrial & Commercial Bank of China, Ltd., Class H	575,500	362,199
Renhe Commercial Holdings Co., Ltd. (2)	180,000	35,570
SINA Corp. (2)	10,800	303,588

		1,117,411
Denmark - 2.4%
A P Moller - Maersk A/S, Class B	167	1,038,283
D/S Norden A/S	1,322	51,281
FLSmidth & Co. A/S (2)	24,476	910,430
Novo Nordisk A/S, Class B	23,272	1,211,845

		3,211,839
Finland - 1.6%
Fortum Oyj (1)	45,197	1,110,447
HKScan Oyj (5)	2,861	32,067
Nokia Oyj	59,083	904,928
TietoEnator Oyj	2,012	29,040

		2,076,482
France - 8.3%
Alstom SA (1)	27,532	1,748,896
Bouygues SA (1)	25,302	1,041,309
CNP Assurances	739	70,145
Compagnie de Saint-Gobain (1)	26,647	972,329
France Telecom SA (1)	97,883	2,393,369
Groupe Eurotunnel SA (2)	1,196	6,487
Havas SA	14,897	39,899
Nexans SA	1,494	82,769
Publicis Groupe	33,255	1,079,753
Sanofi-Aventis SA	39,089	2,490,191
Sequana (2)	320	2,271
Total SA (1)	20,855	1,207,160

		11,134,578
Germany - 8.0%
Adidas AG (1)	18,059	660,810
Allianz SE	1,117	110,114
Bavaria Industriekapital AG	668	13,521
Bayer AG	1,576	89,740
Daimler AG	24,764	908,234
Demag Cranes AG	1,783	43,671
Deutsche Boerse AG (1)	15,113	1,319,521
Deutsche Lufthansa AG (1)	153,529	2,126,751
Fresenius SE	2,295	110,740
Hannover Rueckversicherung AG (1) (2)	33,366	1,254,486
Heidelberger Druckmaschinen AG	4,093	28,841
K+S AG (1)	20,102	1,496,800
Kloeckner & Co. SE	656	13,317
MTU Aero Engines Holding AG	1,848	59,939
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (1)	8,404	1,179,157
Rheinmetall AG	1,098	45,381
SAP AG (1)	25,317	1,089,906
ThyssenKrupp AG (1)	5,512	140,684

		10,691,613
Greece - 0.3%
National Bank of Greece SA (2)	15,017	415,629
Hong Kong - 4.6%
Chaoda Modern Agriculture Holdings, Ltd.	368,000	230,794
China Mobile, Ltd., ADR	15,500	762,755
CNOOC, Ltd.	578,400	761,643

Esprit Holdings, Ltd.	147,100	935,747
Hutchison Whampoa, Ltd.	242,500	1,697,602
Li & Fung, Ltd.	536,400	1,436,330
Oriental Press Group	170,000	18,645
Shenyin Wanguo Hong Kong, Ltd.	40,000	23,388
Swire Pacific, Ltd., Class A	28,000	280,655
Vedan International Holdings, Ltd.	288,000	17,554

		6,165,113
India - 3.8%
Bank of Baroda	56,990	532,847
Bank of India	118,959	855,985
Canara Bank	54,240	325,072
Gail India, Ltd.	73,963	473,052
Housing Development Finance Corp., Ltd	25,734	1,186,278
Punjab National Bank, Ltd.	59,080	841,201
State Bank of India	1,543	61,593
State Bank of India, GDR	10,100	807,773

		5,083,801
Indonesia - 0.1%
Gudang Garam Tbk PT (5)	78,000	86,127
Italy - 1.5%
Enel SpA	101,829	607,569
Intesa Sanpaolo SpA (1) (2)	346,605	1,253,838
Permasteelisa SpA (5)	1,775	28,611
Pirelli & C SpA (2)	54,985	22,232
UniCredit SpA (2)	21,748	57,185

		1,969,435
Japan - 21.4%
Aisin Seiki Co., Ltd.	14,400	287,334
Alfresa Holdings Corp.	700	29,072
Alpine Electronics, Inc.	3,800	34,968
Alps Electric Co., Ltd.	7,600	41,188
Arakawa Chemical Industries, Ltd.	2,700	23,800
Asahi Industries Co., Ltd. (5)	8	14,019
Brother Industries, Ltd.	30,000	284,789
Canon Marketing Japan, Inc.	2,200	29,941
Canon, Inc.	13,350	443,223
Chuetsu Pulp & Paper Co., Ltd.	11,000	31,111
Cleanup Corp. (5)	2,500	13,221
Credit Saison Co., Ltd. (1)	43,720	590,925
Crescendo Investment Corp., REIT	14	21,060
Dai Nippon Printing Co., Ltd.	19,000	243,583
Daihatsu Diesel Manufacturing Co., Ltd. (5)	5,000	30,828
Daishi Bank, Ltd.	55,000	211,130
Daito Trust Construction Co., Ltd.	14,800	671,815
East Japan Railway Co.	10,200	609,312
Ebara Corp. (2)	24,000	73,819
ESPEC Corp. (5)	2,400	14,072
Fanuc, Ltd.	6,200	501,031
Fuji Heavy Industries, Ltd. (1)	89,000	352,080
Fuji Oil Co., Ltd.	2,500	28,367
FUJI SOFT, Inc.	4,100	76,764
Fujitsu Business Systems, Ltd.	1,400	25,305
Futaba Corp.	4,604	91,251
Gunma Bank, Ltd.	7,000	37,197
H.I.S. Co., Ltd.	6,900	121,961
Hanwa Co., Ltd.	24,000	100,692
Hino Motors, Ltd.	84,000	249,076
Hitachi Information Systems, Ltd.	7,000	139,048
Hitachi Software Engineering Co., Ltd.	36,300	565,434

Hitachi, Ltd.	579,000	1,929,923
Honda Motor Co., Ltd. (1)	27,100	786,663
Hoshizaki Electric Co., Ltd.	2,700	29,984
Hyakugo Bank, Ltd.	41,000	203,946
Inabata & Co., Ltd. (5)	4,100	13,581
INPEX Corp.	59	480,816
Inui Steamship Co., Ltd.	13,400	100,349
Itoham Foods, Inc.	10,000	35,008
Itoki Corp.	4,800	12,977
Japan Tobacco, Inc.	431	1,245,634
Jupiter Telecommunications Co., Ltd.	890	656,831
Kaken Pharmaceutical Co., Ltd.	5,000	44,569
Kanto Auto Works, Ltd.	3,400	31,540
Kyoei Steel, Ltd.	800	21,529
Kyokuyo Co., Ltd.	8,000	16,085
Leopalace21 Corp.	39,900	352,777
Maezawa Kasei Industries Co., Ltd.	1,400	13,360
Marubeni Corp.	49,000	222,636
Mediceo Paltac Holdings Co., Ltd.	3,400	39,753
Mie Bank, Ltd.	16,000	51,157
Mimasu Semiconductor Industry Co., Ltd.	5,500	64,948
Miraca Holdings, Inc.	1,800	40,955
Mitsubishi Corp.	27,700	525,685
Mitsubishi Steel Manufacturing Co., Ltd.	18,000	43,614
Mitsubishi UFJ Financial Group, Inc.	155,500	981,254
Mitsui & Co., Ltd.	178,200	2,262,820
Nafco Co., Ltd.	1,200	16,384
NEC Corp. (1) (2)	78,000	305,080
NEC Electronics Corp. (2)	7,900	82,111
NEC Fielding, Ltd. (5)	1,900	21,982
NEC Networks & System Integration Corp. (5)	2,100	23,121
NET One Systems Co., Ltd.	49	78,683
Nichirei Corp.	11,000	42,470
Nihon Unisys, Ltd.	500	3,728
Nikon Corp.	41,600	626,744
Nintendo Co., Ltd.	4,500	1,222,530
Nippo Corp.	20,000	182,445
Nippon Flour Mills Co., Ltd.	28,000	122,633
Nippon Oil Corp.	85,000	518,964
Nippon Sheet Glass Co., Ltd.	46,000	132,625
Nippon Shinyaku Co., Ltd.	4,000	46,841
Nippon Soda Co., Ltd.	25,000	110,470
Nippon Telegraph & Telephone Corp.	47,200	1,962,042
NIS Group Co., Ltd. (1) (2)	45,200	20,921
Nishimatsu Construction Co., Ltd.	24,000	35,384
Nissan Shatai Co., Ltd.	3,000	22,325
Nisshin Seifun Group, Inc.	7,500	85,372
Nitori Co., Ltd.	12,050	731,149
Otsuka Kagu, Ltd.	1,400	11,785
Pilot Corp.	24	28,119
Pioneer Corp. (2)	11,447	33,539
Prima Meat Packers, Ltd. (1)	47,000	59,941
Q.P. Corp.	5,400	54,152
Rock Field Co., Ltd.	1,000	12,506
Roland Corp.	1,500	16,979
Ryoden Trading Co., Ltd.	4,000	20,225
S Foods, Inc.	1,500	12,138
Sakai Chemical Industry Co., Ltd.	11,000	40,048
San-In Godo Bank, Ltd.	26,000	215,825
Sanki Engineering Co., Ltd.	3,000	21,720

Seiko Epson Corp.	12,800	189,031
Seino Holdings Co., Ltd.	15,000	99,244
Shin-Etsu Chemical Co., Ltd.	8,100	424,993
Shinagawa Refractories Co., Ltd.	9,000	19,671
Shinsei Bank, Ltd. (1) (2)	160,000	216,009
Sinanen Co., Ltd.	3,000	15,761
Sony Corp.	39,000	1,022,950
Sumikin Bussan Corp.	12,000	30,454
Sumitomo Mitsui Financial Group, Inc.	24,200	936,708
Taikisha, Ltd.	6,628	71,790
Takuma Co., Ltd. (2)	22,000	46,518
Toagosei Co., Ltd.	9,000	23,293
Tohoku Electric Power Co., Inc.	2,900	59,370
Tokyo Tekko Co., Ltd.	4,000	15,777
Topy Industries, Ltd.	39,000	67,775
Torii Pharmaceutical Co., Ltd. (5)	1,700	25,489
Totetsu Kogyo Co., Ltd. (5)	4,000	19,989
Toyo Engineering Corp.	10,953	39,263
Toyo Seikan Kaisha, Ltd. (1)	16,700	312,312
Toyota Motor Corp.	31,100	1,245,862
Tsutsumi Jewelry Co., Ltd.	2,100	38,621
Unipres Corp.	12,000	121,388
Watabe Wedding Corp.	2,600	43,653
West Japan Railway Co.	89	291,731
Yamaguchi Financial Group, Inc.	4,000	49,727
Yamazaki Baking Co., Ltd.	2,000	20,627
Yodogawa Steel Works, Ltd.	4,000	21,012

		28,585,809
Malaysia - 0.0%
Telekom Malaysia Bhd	38,000	28,507
Netherlands - 6.3%
Draka Holding NV (1) (2)	1,232	16,076
European Aeronautic Defence and Space Co. NV	41,142	674,877
Koninklijke Ahold NV (1)	36,070	437,416
Koninklijke DSM NV	1,277	44,564
Koninklijke KPN NV	71,800	944,589
Koninklijke Philips Electronics NV (1)	42,571	802,330
OCE NV (1)	10,658	74,366
Royal Dutch Shell PLC, Class A	159,422	4,285,014
SNS Reaal	460	2,497
Unilever NV	47,283	1,133,624

		8,415,353
New Zealand - 0.4%
Telecom Corp. of New Zealand, Ltd. (1)	288,425	465,327
Norway - 3.5%
Atea ASA (5)	4,500	15,822
Norske Skogindustrier ASA (1) (2)	81,037	158,834
StatoilHydro ASA (1)	62,478	1,316,224
Telenor ASA (2)	181,562	1,535,174
Yara International ASA (1)	49,119	1,619,205

		4,645,259
Poland - 0.2%
KGHM Polska Miedz SA	11,274	248,607
Telekomunikacja Polska SA	2,802	14,742

		263,349
Portugal - 1.0%
Jeronimo Martins, SGPS, SA	198,561	1,336,092

Russia - 0.7%
Gazprom OAO, ADR	41,800	981,877
Singapore - 2.4%
DBS Group Holdings, Ltd.	176,100	1,442,109
Ezra Holdings, Ltd.	32,000	29,318
Golden Agri-Resources, Ltd.	2,280,423	672,423
Jardine Cycle & Carriage, Ltd.	33,000	377,294
Macquarie International Infrastructure Fund, Ltd.	283,000	69,276
Oversea-Chinese Banking Corp., Ltd.	89,000	447,005
Singapore Airlines, Ltd.	12,000	104,005

		3,141,430
South Korea - 2.9%
GwangjuShinsegae Co., Ltd.	200	20,505
Hyundai Marine & Fire Insurance Co., Ltd.	10,580	124,093
Korea Kumho Petrochemical Co., Ltd.	1,070	27,843
KT Freetel Co., Ltd. (2)	2,630	49,047
KT&G Corp.	4,100	223,141
LG Display Co., Ltd.	45,790	1,082,126
LG Electronics, Inc.	4,951	477,451
LG Telecom, Ltd.	620	4,185
Nong Shim Holdings Co., Ltd.	358	18,420
Sam Kwang Glass Ind Co., Ltd.	1,220	36,602
Samsung Electronics Co., Ltd.	3,893	1,745,532

		3,808,945
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	177,968	2,195,074
Banco Santander SA	96,071	1,035,776

		3,230,850
Sweden - 2.5%
Electrolux AB (1) (2)	180,237	2,304,457
NCC AB, Class B	1,200	11,812
Volvo AB, B Shares (1)	150,640	972,537

		3,288,806
Switzerland - 3.3%
Julius Baer Holding, Ltd.	24,928	1,062,141
Nestle SA	4,247	154,330
Novartis AG	52,820	2,111,809
Schindler Holding AG	521	30,377
Zurich Financial Services AG	5,734	1,073,653

		4,432,310
Taiwan - 1.9%
Compal Electronics, Inc.	69,555	59,231
Fubon Financial Holding Co., Ltd.	560,000	548,254
Gigabyte Technology Co., Ltd.	304,000	204,444
Inventec Co., Ltd.	172,000	109,025
Quanta Computer, Inc.	257,000	422,249
Taiwan Business Bank (2)	13,000	3,890
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	91,100	996,634
Tatung Co., Ltd. (2)	103,000	28,701
United Microelectronics Corp.	467,000	188,258

		2,560,686
Turkey - 0.0%
Tupras-Turkiye Petrol Rafinerileri AS	281	3,548
Turk Hava Yollari	8,851	51,515

		55,063

United Kingdom - 11.2%
AstraZeneca PLC	88,339	3,683,899
BAE Systems PLC	246,685	1,370,189
BHP Billiton PLC	47,207	1,130,918
British American Tobacco PLC	52,410	1,431,661
Carnival PLC	12,238	318,765
Centrica PLC	261,694	1,042,336
Delta PLC	66,232	128,778
Diageo PLC	82,608	1,127,689
Dimension Data Holdings PLC	148,199	139,351
Drax Group PLC	76,838	612,513
Game Group PLC	50,370	139,430
HSBC Holdings PLC	15,781	144,122
Imperial Tobacco Group PLC	50,415	1,310,360
Inmarsat PLC	75,243	628,646
Intertek Group PLC	1,347	22,903
Investec PLC	24,783	140,434
National Grid PLC	86,504	838,302
Pace PLC (2)	4,783	15,523
Regus PLC	39,021	43,701
Stagecoach Group PLC	101,032	214,915
Tullett Prebon PLC	8,717	41,906
WPP PLC	53,587	401,267

		14,927,608

Total Common Stocks (identified cost $131,394,096)		128,908,876

Depository Notes - 0.2%
Diversified Financial Services - 0.2%
JP Morgan International Derivatives, Ltd., (Series BSKt), 0.000%, 5/4/2012	$432,500	199,166

Total Depository Notes (identified cost $171,115)		199,166

Preferred Stocks - 1.1%

Brazil - 0.2%
Confab Industrial SA	24,300	54,093
Ferbasa-Ferro Ligas Da Bahia	61,700	232,677
Itausa-Investimentos Itau SA	760	3,465

		290,235
Germany - 0.9%
Fresenius SE	20,483	1,172,404
Italy - 0.0%
Exor SpA	2,243	22,138

Total Preferred Stocks (identified cost $1,909,418)		1,484,777

Rights - 0.1%

Australia - 0.1%
BlueScope Steel, Ltd. (2)	69,433	46,155
Santos, Ltd. RTS (2)	13,888	23,358

Total Rights (identified cost $0)		69,513

Short-Term Investments - 19.3%

Collateral Pool Investment for Securities on Loan - 17.8%
(See Note 2 of the Schedule of Investments)		23,809,791

Repurchase Agreement - 1.5%
Agreement with Fixed Income Clearing Corp., 0.060%, dated 5/29/2009, to be repurchased at $2,013,633 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 12/14/2018, with a market value of $2,058,420 (at amortized cost)	$2,013,623	2,013,623

Total Short-Term Investments (identified cost $25,823,414)		25,823,414

Total Investments - 117.2% (identified cost $159,298,043)		156,485,746
Other Assets and Liabilities - (17.2)%		(22,925,736)

Total Net Assets - 100.0%		$133,560,010

Marshall International Stock Fund

Industry Division

May 31, 2009

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$1,119,652	0.8%
Aerospace/Defense	2,105,005	1.6
Agriculture	5,200,140	3.9
Airlines	2,282,272	1.7
Apparel	660,810	0.5
Auto Manufacturers	4,753,126	3.6
Auto Parts & Equipment	505,440	0.4
Banks	15,100,249	11.3
Beverages	1,127,689	0.9
Building Materials	1,132,194	0.9
Chemicals	3,920,897	2.9
Commercial Services	341,863	0.3
Computers	1,360,496	1.0
Distribution/Wholesale	4,934,726	3.7
Diversified Financial Services	3,871,627	2.9
Electric	2,697,816	2.0
Electrical Components & Equipment	2,819,709	2.1
Electronics	2,336,048	1.8
Engineering & Construction	1,594,054	1.2
Food	5,411,822	4.1
Forest Products & Paper	189,945	0.1
Gas	1,515,389	1.1
Hand/Machine Tools	30,377	0.0
Healthcare-Products	110,739	0.1
Holding Companies-Diversified	2,698,596	2.0
Home Furnishings	3,441,422	2.6
Household Products/Wares	28,119	0.0
Insurance	4,110,698	3.1
Internet	319,409	0.2
Investment Companies	82,797	0.1
Iron/Steel	625,818	0.5
Leisure Time	457,705	0.3
Machinery-Diversified	3,382,898	2.5
Media	1,076,743	0.8
Metal Fabricate/Hardware	114,052	0.1
Mining	4,205,900	3.2
Miscellaneous Manufacturing	674,259	0.5
Office Furnishings	12,977	0.0
Office/Business Equipment	706,620	0.5
Oil & Gas	10,030,616	7.5
Packaging & Containers	531,661	0.4
Pharmaceuticals	9,743,073	7.3
Real Estate	1,103,862	0.8
Real Estate Investment Trusts	21,060	0.0
Retail	2,010,241	1.5
Semiconductors	3,077,483	2.3
Software	1,761,137	1.3
Telecommunications	9,906,195	7.4
Toys/Games/Hobbies	1,222,530	0.9
Transportation	2,440,920	1.8

Total Common Stocks	128,908,876	96.5
Depository Notes	199,166	0.2

Preferred Stocks	1,484,777	1.1
Rights	69,513	0.1
Collateral Pool Investment for Securities on Loan	23,809,791	17.8
Repurchase Agreement	2,013,623	1.5

Total Investments	156,485,746	117.2
Other Assets and Liabilities	(22,925,736)	(17.2)

Total Net Assets	$133,560,010	100.0%

Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares	Value
Common Stocks - 96.1%

Brazil - 13.4%
Banco Bradesco SA, ADR	26,300	$401,601
BM&FBOVESPA SA	32,257	184,925
Cia de Concessoes Rodoviarias	29,172	459,167
EDP - Energias do Brasil SA	21,293	297,600
Gafisa SA, ADR	6,600	119,526
Global Village Telecom Holding SA (2)	15,228	256,251
Itau Unibanco Holding SA, ADR	35,150	564,157
MRV Engenharia e Participacoes SA	29,313	403,732
NET Servicos de Comunicacao SA (2)	22,845	230,470
Petroleo Brasileiro SA, ADR	20,900	920,227
Vale SA, ADR	37,800	723,870

		4,561,526
Chile - 2.5%
Banco Santander - Chile, ADR	7,200	299,880
Lan Airlines SA, ADR	30,100	336,518
Sociedad Quimica y Minera de Chile SA, ADR	5,500	199,980

		836,378
China - 12.3%
China Construction Bank Corp., Class H	575,600	375,626
China High Speed Transmission Equipment Group Co., Ltd.	141,600	297,033
China Shenhua Energy Co., Ltd., Class H	164,300	548,538
China Yurun Food Group, Ltd.	138,200	193,382
Harbin Power Equipment Co., Ltd., Class H	237,700	257,560
Industrial & Commercial Bank of China, Ltd., Class H	1,258,300	791,930
New World Department Store China, Ltd.	253,700	187,689
Parkson Retail Group, Ltd.	130,600	206,451
PetroChina Co., Ltd., ADR	3,400	395,386
SINA Corp. (2)	20,700	581,877
Want Want China Holdings, Ltd.	715,500	348,884

		4,184,356
Colombia - 1.0%
BanColombia SA, ADR	12,400	355,880
Czech Republic - 2.1%
CEZ	9,361	422,914
Komercni Banka AS	2,447	305,897

		728,811
Egypt - 0.7%
Orascom Construction Industries	6,500	237,428
Hong Kong - 6.2%
China Mobile, Ltd., ADR	11,100	546,231
China Overseas Land & Investment, Ltd.	318,600	673,769
CNOOC, Ltd., ADR	6,600	884,532

		2,104,532
India - 6.6%
Bharti Airtel, Ltd. (2)	52,700	922,706
Housing Development Finance Corp., Ltd	7,700	354,952
Infosys Technologies, Ltd., ADR	10,800	373,464
State Bank of India, GDR	7,200	575,838

		2,226,960

Indonesia - 0.7%
Bank Mandiri Persero Tbk PT	853,850	247,208
Israel - 4.5%
Elbit Systems, Ltd.	5,700	348,651
Israel Chemicals, Ltd.	55,400	626,340
Teva Pharmaceutical Industries, Ltd., ADR	12,000	556,320

		1,531,311
Mexico - 7.1%
America Movil SAB de CV, ADR	16,500	632,445
Corp. GEO SAB de CV (2)	226,530	393,831
Desarrolladora Homex SAB de CV, ADR (2)	7,200	194,040
Grupo Financiero Banorte SAB de CV, Class O	117,719	277,049
Grupo Mexico SAB de CV	228,201	214,826
Grupo Televisa SA, ADR	16,500	293,370
Wal-Mart de Mexico SAB de CV	139,239	409,831

		2,415,392
Portugal - 0.5%
Jeronimo Martins, SGPS, SA	26,000	174,951
Russia - 8.1%
Gazprom OAO, ADR	41,700	979,528
LUKOIL, ADR	7,000	378,692
Mobile Telesystems OJSC, ADR	10,500	435,645
NovaTek OAO, GDR	15,100	795,285
TMK OAO, GDR	21,900	168,875

		2,758,025
South Africa - 4.5%
Aspen Pharmacare Holdings, Ltd. (2)	41,900	252,879
Massmart Holdings, Ltd.	29,200	282,662
MTN Group, Ltd.	20,800	303,317
Naspers, Ltd., N Shares	28,400	682,828

		1,521,686
South Korea - 9.3%
KB Financial Group, Inc., ADR (2)	6,700	214,132
KT&G Corp.	4,038	219,766
MegaStudy Co., Ltd.	907	161,972
NHN Corp. (2)	4,039	643,691
S1 Corp.	5,155	219,870
Samsung Electronics Co., Ltd., GDR (6) (7)	3,000	665,358
Shinhan Financial Group Co., Ltd., ADR (2)	3,680	187,607
Shinsegae Co., Ltd.	1,289	452,070
Woongjin Coway Co., Ltd.	18,070	411,146

		3,175,612
Taiwan - 8.4%
Acer, Inc.	357,000	651,408
Delta Electronics, Inc.	91,000	212,071
HON HAI Precision Industry Co., Ltd.	87,000	331,240
HTC Corp.	20,000	324,141
MediaTek, Inc.	50,000	621,383
Synnex Technology International Corp.	144,400	238,723
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	42,600	466,044

		2,845,010
Thailand - 2.4%
Bangkok Bank PCL	86,000	229,293
Banpu PCL	38,500	357,492
Kasikornbank PCL	128,900	222,176

		808,961
Turkey - 2.7%
Akbank TAS	86,400	366,795
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,700	136,958

Turkiye Garanti Bankasi AS (2)	167,800	424,837

		928,590
United Kingdom - 3.1%
BHP Billiton PLC	35,570	859,872
SABMiller PLC	9,900	203,963

		1,063,835

Total Common Stocks (identified cost $25,528,605)		32,706,452

Total Investments - 96.1% (identified cost $25,528,605)		32,706,452
Other Assets and Liabilities - 3.9%		1,310,913

Total Net Assets - 100.0%		$34,017,365

Marshall Emerging Markets Equity Fund

Industry Division

May 31, 2009

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$348,651	1.0%
Agriculture	219,766	0.6
Airlines	336,518	1.0
Banks	5,438,166	16.0
Beverages	340,921	1.0
Chemicals	826,320	2.4
Coal	906,031	2.7
Commercial Services	841,009	2.5
Computers	1,349,014	4.0
Diversified Financial Services	941,616	2.8
Electric	720,514	2.1
Electrical Components & Equipment	766,664	2.3
Electronics	569,963	1.7
Engineering & Construction	237,428	0.7
Environmental Control	411,146	1.2
Food	717,217	2.1
Healthcare-Products	252,879	0.7
Home Builders	1,111,128	3.3
Internet	1,225,568	3.6
Media	1,206,668	3.5
Metal Fabricate/Hardware	168,875	0.5
Mining	1,798,568	5.3
Oil & Gas	4,353,651	12.8
Pharmaceuticals	556,320	1.6
Real Estate	673,769	2.0
Retail	1,538,702	4.5
Semiconductors	1,752,785	5.1
Telecommunications	3,096,595	9.1

Total Common Stocks	32,706,452	96.1

Total Investments	32,706,452	96.1
Other Assets and Liabilities	1,310,913	3.9

Total Net Assets	$34,017,365	100.0%

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 19.6%

Automobiles - 14.9%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$682,172	$684,909
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,621,046
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	2,034,558
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,486,257
Ford Credit Auto Owner Trust, Class A2A, (Series 2009-A), 3.240%, 8/15/2011	1,000,000	1,011,383
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	1,000,000	1,013,792
Triad Auto Receivables Owner Trust, Class A2A, (Series 2007-B), 5.300%, 10/12/2011	454,895	453,395
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/17/2013	1,400,000	1,412,317
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,712,599
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	472,981	475,825
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	1,000,000	1,010,676

		12,916,757
Credit Cards - 3.9%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,557,396
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,864,282

		3,421,678
Home Equity - 0.1%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	89,181	89,435
Other Financial - 0.7%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.549%, 4/25/2037 (4) (6) (7)	998,049	651,912

Total Asset-Backed Securities (identified cost $17,195,021)		17,079,782

Collateralized Mortgage Obligations - 19.1%

Federal Home Loan Mortgage Corporation - 3.3%
5.250%, 1/15/2034, (Series 3014)	391,625	399,587
5.500%, 7/15/2027, (Series 2572)	304,065	304,473
5.900%, 11/15/2035, (Series 3061)	797,671	818,287
6.000%, 3/15/2027, (Series 3207)	1,354,320	1,378,121

		2,900,468
Federal National Mortgage Association - 0.4%
5.000%, 7/25/2033, (Series 2003-63)	365,762	368,476
Government National Mortgage Association - 3.8%
2.866%, 2/16/2020, (Series 2003-48)	353,524	357,047
3.206%, 4/16/2018, (Series 2003-72)	525,060	530,090
3.590%, 11/16/2017, (Series 2004-78)	301,474	303,226
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,029,035
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,034,177

		3,253,575
Private Sponsor - 11.6%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,258,837	1,157,942
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.757%, 5/20/2036 (4)	1,384,779	1,097,632
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	571,959	514,105
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	561,137	408,866
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.499%, 3/20/2036 (4)	649,964	518,756
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	20,674	20,502

GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.724%, 5/19/2036 (4)	992,552	279,754
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 5.169%, 10/25/2035 (4)	913,906	625,645
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	2,000,000	1,120,730
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	798,241	714,204
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.846%, 4/25/2037 (4)	939,335	771,701
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.649%, 11/21/2034 (4)	82,513	81,782
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.419%, 5/25/2037 (4)	654,179	572,124
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.949%, 9/25/2036 (4)	926,596	748,052
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.612%, 5/25/2036 (4)	996,844	831,365
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	741,009	600,618

		10,063,778

Total Collateralized Mortgage Obligations (identified cost $19,659,972)		16,586,297

Commercial Mortgage Securities - 10.4%

Private Sponsor - 10.4%
Banc of America Commercial Mortgage, Inc., Class A1, (Series 2007-5), 5.175%, 2/10/2051	1,171,609	1,151,376
Commercial Mortgage Pass-Through Certificates, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	1,250,000	1,170,904
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037 (4)	1,250,000	1,189,979
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2004-C1), 3.053%, 1/15/2038	191,269	189,578
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2006-CB16), 5.338%, 5/12/2045	851,747	850,861
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-LD12), 5.738%, 2/15/2051	1,179,902	1,175,752
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2006-C6), 5.230%, 9/15/2039	1,066,737	1,074,217
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.644%, 6/15/2022 (4) (6) (7)	1,565,773	1,142,604
Morgan Stanley Capital, Class A1, (Series 2007-IQ16), 5.320%, 12/12/2049	1,088,175	1,063,027

Total Commercial Mortgage Securities (identified cost $9,594,611)		9,008,298

Corporate Bonds & Notes - 20.8%

Banks - 6.9%
Bank of America Corp., 4.500%, 8/1/2010 (1)	1,500,000	1,494,953
GMAC LLC, 7.500%, 12/31/2013 (6) (7)	528,000	441,284
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,540,407
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,517,032
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011 (1)	1,000,000	1,035,683

		6,029,359
Computers - 1.2%
Hewlett-Packard Co., 2.950%, 8/15/2012	1,000,000	1,014,019
Diversified Financial Services - 1.7%
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (12)	1,100,000	167,750
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	1,350,000	1,313,170

		1,480,920
Healthcare-Products - 1.1%
Medtronic, Inc., 1.500%, 4/15/2011	1,050,000	1,005,375
Healthcare-Services - 1.3%
Roche Holdings, Inc., 4.500%, 3/1/2012 (6) (7)	1,050,000	1,106,917
Insurance - 3.0%
Berkshire Hathaway Finance Corp., 4.000%, 4/15/2012 (6) (7)	1,500,000	1,569,569
HSB Capital I, 2.041%, 7/15/2027 (4)	2,430,000	1,035,989

		2,605,558

Media - 1.2%
Time Warner Cable, Inc., 5.400%, 7/2/2012 (6) (7)	1,000,000	1,019,730
Pharmaceuticals - 1.0%
Pfizer, Inc., 4.450%, 3/15/2012	800,000	848,353
Real Estate - 1.1%
Duke Realty LP, 7.750%, 11/15/2009	935,000	936,853
Real Estate Investment Trusts - 1.1%
Vornado Realty LP, 4.500%, 8/15/2009	1,000,000	1,002,539
Telecommunications - 1.2%
Verizon Wireless Capital LLC, 5.250%, 2/1/2012 (6) (7)	1,000,000	1,053,680

Total Corporate Bonds & Notes (identified cost $19,932,806)		18,103,303
Mutual Funds - 8.0%
Eaton Vance Institutional Senior Loan Fund	518,134	3,960,286
Fidelity Floating Rate High Income Fund	341,491	2,974,385

Total Mutual Funds (identified cost $7,948,374)		6,934,671

U.S. Government & U.S. Government Agency Obligations - 6.0%

Federal Home Loan Mortgage Corporation - 2.6%
5.500%, 8/20/2012 (1)	$2,000,000	2,224,424
Federal National Mortgage Association - 3.4%
4.200%, 6/8/2009 (1)	3,000,000	2,990,346

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,033,510)		5,214,770

U.S. Government Agency-Mortgage Securities - 1.5%

Federal Home Loan Mortgage Corporation - 0.0%
11.000%, 8/1/2019	1,025	1,054
Federal National Mortgage Association - 0.5%
7.000%, 12/1/2015	89,888	95,018
7.500%, 9/1/2015	130,043	137,866
9.500%, 12/1/2024	52,336	58,875
9.500%, 1/1/2025	20,192	22,714
9.500%, 1/1/2025	28,595	32,194
10.000%, 7/1/2020	36,192	40,642
11.000%, 12/1/2015	21,981	22,737

		410,046
Government National Mortgage Association - 1.0%
7.500%, 8/15/2037 (1)	822,204	880,898
9.000%, 12/15/2019	43,638	47,258

		928,156

Total U.S. Government Agency-Mortgage Securities (identified cost $1,291,108)		1,339,256
Short-Term Investments - 24.4%

Collateral Pool Investment for Securities on Loan - 10.4%
(See Note 2 of the Schedule of Investments)		9,031,362
Federal Home Loan Bank - 0.4%
0.470%, 10/13/2009 (3) (11)	400,000	399,710
Repurchase Agreement - 13.6%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $11,828,326 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $12,244,980 (at amortized cost)	11,828,178	11,828,178

Total Short-Term Investments (identified cost $21,258,840)	21,259,250

Total Investments - 109.8% (identified cost $101,914,242)	95,525,627
Other Assets and Liabilities - (9.8)%	(8,565,273)

Total Net Assets - 100.0%	$86,960,354

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.1%

Home Equity - 0.1%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	$208,090	$208,683

Total Asset-Backed Securities (identified cost $208,552)		208,683

Collateralized Mortgage Obligations - 21.6%

Federal Home Loan Mortgage Corporation - 0.8%
5.000%, 10/15/2029, (Series 2745)	605,000	619,875
5.500%, 10/15/2035, (Series 3058)	777,073	788,267

		1,408,142

Federal National Mortgage Association - 0.5%
5.500%, 11/25/2035, (Series 2005-100)	857,165	866,516
Private Sponsor - 20.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.882%, 7/25/2037 (4)	3,119,762	2,471,762
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	2,244,550	1,635,466
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	92,619	91,848
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	3,405,584
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.509%, 6/25/2037 (4)	5,942,087	2,112,572
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.604%, 5/25/2036 (4)	3,342,991	2,971,892
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.682%, 4/25/2037 (4)	4,741,214	3,534,784
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.877%, 6/25/2037 (4)	6,047,967	4,634,769
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.036%, 4/25/2037 (4)	4,787,057	3,758,433
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.786%, 4/25/2037 (4)	6,154,787	4,775,081
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.419%, 5/25/2037 (4)	2,706,949	2,367,411
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,913,172	1,174,055
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.612%, 5/25/2036 (4)	2,492,109	2,078,412

		35,012,069

Total Collateralized Mortgage Obligations (identified cost $49,193,655)		37,286,727

Commercial Mortgage Securities - 14.6%

Private Sponsor - 14.6%
Banc of America Commercial Mortgage, Inc., Class AM, (Series 2007-4), 5.812%, 2/10/2051 (4)	1,000,000	515,795
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	2,118,144
Citigroup Commercial Mortgage Trust, Class A2B, (Series 2008-C7), 6.096%, 12/10/2049 (4)	4,000,000	3,523,256
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	3,000,000	2,354,799
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,793,096
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.719%, 7/15/2019 (4) (6) (7)	3,533,100	2,509,628
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.644%, 6/15/2022 (4) (6) (7)	5,480,206	3,999,115
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	4,326,276
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,000,000	1,017,030

Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	2,074,432

Total Commercial Mortgage Securities (identified cost $35,259,381)		25,231,571

Corporate Bonds & Notes - 42.6%

Banks - 8.7%
Bank of America Corp., 8.125%, 12/29/2049 (4)	2,000,000	1,567,540
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	3,838,008
Credit Agricole SA/London, 6.637%, 5/29/2049 (4) (6) (7)	1,000,000	626,580
GMAC LLC, 7.500%, 12/31/2013 (6) (7)	417,000	348,514
GMAC LLC, 8.000%, 12/31/2018 (1) (6) (7)	501,000	363,765
Northern Rock PLC, 6.594%, 6/29/2049 (4) (6) (7)	5,000,000	1,025,000
Rabobank Nederland NV, 11.000%, 6/30/2019 (4) (5) (6) (7)	1,000,000	1,090,000
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	6,000,000	3,905,490
Wells Fargo Capital XIII, 7.700%, 12/29/2049 (4)	3,000,000	2,341,800

		15,106,697

Building Materials - 1.9%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	3,364,912
Chemicals - 1.2%
Dow Chemical Co., 7.600%, 5/15/2014	2,000,000	2,026,470
Diversified Financial Services - 9.3%
American General Finance Corp., 5.375%, 10/1/2012	2,500,000	1,378,078
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	3,000,000	2,945,805
Countrywide Financial Corp., 5.800%, 6/7/2012	4,000,000	4,016,416
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	2,000,000	1,624,144
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (12)	4,000,000	610,000
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,700,000	1,580,247
Santander Perpetual SA Unipersonal, 6.671%, 10/29/2049 (4) (6) (7)	2,000,000	1,482,174
SLM Corp., 1.232%, 7/27/2009 (4)	2,500,000	2,471,377

		16,108,241

Insurance - 7.9%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	4,000,000	3,414,036
HSB Capital I, 2.041%, 7/15/2027 (4)	4,000,000	1,705,332
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	4,694,606
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	1,856,572
Swiss Re Insurance Solutions Holding Corp., 7.500%, 6/15/2010	2,000,000	1,994,098

		13,664,644

Iron/Steel - 1.1%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	1,845,696
Media - 5.1%
Comcast Corp., 4.950%, 6/15/2016	4,000,000	3,829,840
Thomson Reuters Corp., 6.500%, 7/15/2018	2,000,000	1,994,112
Time Warner Cable, Inc., 5.400%, 7/2/2012 (6) (7)	3,000,000	3,059,190

		8,883,142

Mining - 1.2%
Anglo American Capital PLC, 9.375%, 4/8/2019	2,000,000	2,088,444
Oil & Gas Services - 1.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	2,000,000	2,260,824
Pipelines - 1.2%
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015 (1)	2,000,000	1,992,764
Real Estate Investment Trusts - 1.3%
iStar Financial, Inc., 10.000%, 6/15/2014 (6) (7)	3,000,000	2,221,983
Telecommunications - 2.4%
AT&T, Inc., 5.800%, 2/15/2019 (1)	2,000,000	2,056,260

Rogers Communications, Inc., 6.800%, 8/15/2018	2,000,000	2,139,040

		4,195,300

Total Corporate Bonds & Notes (identified cost $93,206,215)		73,759,117

U.S. Government & U.S. Government Agency Obligations - 8.1%

U.S. Treasury Bonds & Notes - 8.1%
2.750%, 2/15/2019(1)	15,000,000	14,101,245

Total U.S. Government & U.S. Government Agency Obligations (identified cost $14,738,467)		14,101,245

U.S. Government Agency-Mortgage Securities - 18.8%
Federal Home Loan Mortgage Corporation - 0.2%
7.500%, 2/1/2031	292,456	320,383
7.500%, 6/1/2031	100,651	110,100

		430,483

Federal National Mortgage Association - 18.4%
5.000%, 7/13/2039(5)	10,000,000	10,201,560
5.500%, 6/11/2039(5)	20,000,000	20,678,120
6.500%, 10/1/2031	493,796	532,668
7.000%, 12/1/2015	332,832	351,828

		31,764,176

Government National Mortgage Association - 0.2%
7.000%, 3/15/2032	252,802	274,288

Total U.S. Government Agency-Mortgage Securities (identified cost $32,250,298)		32,468,947

Short-Term Investments - 20.0%

Collateral Pool Investment for Securities on Loan - 10.9%
(See Note 2 of the Schedule of Investments)		18,900,499

Repurchase Agreement - 9.1%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $15,630,091 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/14/2018, with a market value of $16,180,501 (at amortized cost)	15,629,896	15,629,896

Total Short-Term Investments (identified cost $34,530,395)		34,530,395

Total Investments - 125.8% (identified cost $259,386,963)		217,586,685
Other Assets and Liabilities - (25.8)%		(44,580,245)

Total Net Assets - 100.0%		$173,006,440

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals - 94.1%

Alabama - 1.3%
Alabama State Board of Education, Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A2	$200,000	$198,132
Alabama State Board of Education, Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A2	210,000	206,535
Alabama State Board of Education, Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A2; Call Date 10/1/2018	220,000	216,986
Alabama State Board of Education, Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A2; Call Date 10/1/2018	230,000	228,217
Alabama State Board of Education, Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A2; Call Date 10/1/2018	240,000	241,212
Alabama State Board of Education, Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A2; Call Date 10/1/2018	255,000	256,186
County of Jefferson, Limited Obligation School Warrant, Revenue Bonds, 5.250%, 1/1/2016 BBB/B3; Call Date 1/1/2014	50,000	32,389
County of Jefferson, Limited Obligation School Warrant, Revenue Bonds, FSA, 5.500%, 2/15/2020 AAA/Aa3; Call Date 2/15/2010	100,000	86,112

		1,465,769

Alaska - 0.1%
Alaska Housing Finance Corp., Single Family Housing, Revenue Bonds, GO, 5.350%, 12/1/2013 AAA/Aaa; Call Date 7/2/2009	115,000	115,560

Arizona - 5.5%
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call Date 7/1/2018	550,000	601,331
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2019 NR/A2; Call Date 7/1/2018 (4)	500,000	509,710
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2020 NR/A2; Call Date 7/1/2018 (4)	600,000	610,926
Maricopa County Elementary School District No. 21-Murphy, School District, GO UT, 8.000%, 7/1/2024 NR/Baa2; Call Date 7/1/2019	300,000	314,991
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa2	125,000	139,145
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	301,233
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 7/2/2009	90,000	90,446
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call Date 9/1/2016 (4) (9)	83,994	83,011
Phoenix Civic Improvement Corp. District, Facilities, Revenue Bonds, MBIA, 0.000%, 7/1/2013 AA/A1	1,160,000	880,823
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa3	210,000	245,169
Pima County Industrial Development Authority, Development, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	335,000	269,940
Pima County Industrial Development Authority, Education, Revenue Bonds, 6.750%, 7/1/2031 NR/Baa3; Call Date 7/1/2011	700,000	504,539
Rio Nuevo Multipurpose Facilities District, Facilities, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AAA/Aa2	1,400,000	1,495,592
Vistancia Community Facilities District, Facilities, GO UT, 5.500%, 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	436,370

		6,483,226

Arkansas - 0.0%
North Little Rock Health Facilities Board, Medical, Revenue Bonds, CIFG, 5.000%, 12/1/2015 A+/WR	50,000	53,842

California - 9.5%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 AA-/Baa1	500,000	501,720
Alisal Union School District, School District, GO UT, Assured Guaranty Corp., 0.000%, 8/1/2031 AAA/Aa2	2,470,000	595,937
Anaheim Public Financing Authority, Power, Revenue Bonds, AMBAC, 4.500%, 10/1/2015 NR/WR	200,000	191,094
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4) (9)	500,000	488,145
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.500%, 6/1/2010 BBB/A-2/NR (4) (9)	500,000	490,070
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	80,000	79,418
Chawanakee Unified School District, General, Certificate of Participation, 6.250%, 11/1/2010 A-/NR; Call Date 7/2/2009 (4)	400,000	399,960
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa2; Call Date 6/15/2015	350,000	336,556
East Side Union High School District-Santa Clara County, School District, GO UT, FSA, 0.000%, 8/1/2029 AAA/Aa3	570,000	186,823
Fresno Unified School District, School District, GO UT, MBIA, 4.600%, 2/1/2016 AA-/Baa1	25,000	25,765
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 AA-/Baa1	290,000	310,068
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 AA-/Baa1	125,000	136,305
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 AA-/Baa1	1,400,000	1,510,026
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 AA-/Baa1; Call Date 2/1/2022	415,000	452,570
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 AA-/Baa1	50,000	54,425
Pomona Unified School District, School District, GO UT, MBIA, 6.300%, 2/1/2016 AA-/Baa1	50,000	55,521
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 AA-/Baa1	200,000	209,834
Richmond Joint Powers Financing Authority, Facilities, Revenue Bonds, AMBAC, 4.125%, 11/25/2009 A/A-1/Baa1; Call Date 6/1/2009 (4)	650,000	649,987
School Facilities Financing Authority, Facilities, Revenue Bonds, FSA, 0.000%, 8/1/2025 NR/Aa3	1,510,000	632,252
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	238,257
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	903,360
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	250,000	223,350
Sweetwater Union High School District, Education, Certificate of Participation, MBIA, 4.000%, 9/1/2016 AA-/Baa1; Call Date 9/1/2015	50,000	51,051
Twin Rivers Unified School District, School District, GO UT, 0.000%, 4/1/2014 A+/SP-1+/NR	1,100,000	833,492
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 AA-/Baa1	100,000	101,529
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 AA-/Baa1	275,000	280,753
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 AA-/Baa1	60,000	62,353
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 AA-/Baa1	50,000	51,638
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 AA-/Baa1	350,000	361,977
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 AA-/Baa1	725,000	711,196

		11,125,432

Colorado - 2.4%
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	198,486

Colorado Educational & Cultural Facilities Authority, Higher Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa2; Call Date 6/1/2014	850,000	781,226
Colorado Higher Education, Education, Certificate of Participation, 5.500%, 11/1/2027 AA-/Aa3; Call Date 11/1/2018	250,000	265,255
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call Date 7/2/2009	750,000	679,852
Interlocken Metropolitan District, General Obligation, GO UT, RADIAN, 5.750%, 12/15/2019 BBB-/NR; Call Date 12/15/2009	250,000	209,815
Jefferson County School District R-001, School District, GO UT, FSA, 5.000%, 12/15/2024 AAA/Aa3; Call Date 12/15/2014	125,000	131,338
Public Authority for Colorado Energy, Utilities, Revenue Bonds, 5.750%, 11/15/2018 A/A2	110,000	106,343
Public Authority for Colorado Energy, Utilities, Revenue Bonds, 6.125%, 11/15/2023 A/A2	350,000	341,964
Southlands Metropolitan District No. 1, Development, GO, RADIAN, 4.750%, 12/1/2027 BBB-/WR; Call Date 12/1/2017	100,000	85,055

		2,799,334
Connecticut - 1.7%
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/A1	1,850,000	1,997,519

Florida - 11.7%
Citizens Property Insurance Corp., General, Revenue Bonds, Assured Guaranty Corp., 5.000%, 6/1/2016 AAA/Aa2	400,000	403,052
Citizens Property Insurance Corp., General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	600,000	613,242
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2009 NR/A1/VMIG1 (4)	500,000	500,895
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2009 NR/A1/VMIG1 (4)	450,000	450,693
City of Port St. Lucie, Utilities, Revenue Bonds, Assured Guaranty Corp., 4.750%, 9/1/2026 AAA/Aa2; Call Date 9/1/2018 (5)	860,000	826,632
Collier County Industrial Development Authority, Medical, Revenue Bonds, 4.650%, 9/30/2019 A+/Aa3; Call Date 10/1/2011 (4)	100,000	88,862
County of Brevard, General Obligation, GO, AMBAC, 5.000%, 7/1/2015 NR/WR	375,000	405,758
County of Miami-Dade, Airport, Revenue Bonds, Assured Guaranty Corp., 5.000%, 10/1/2029 AAA/Aa2; Call Date 10/1/2019	500,000	493,685
County of Miami-Dade, Utilities, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AAA/Aa1; Call Date 10/1/2018	1,000,000	1,148,490
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	515,400
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	800,000	818,680
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	276,330
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,072,220
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AAA/Aa2; Call Date 9/1/2018	500,000	540,870
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	500,000	473,710
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 A+/A1 (4)	750,000	800,032
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB/Baa1 (4)	500,000	523,205
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 A/Baa1 (4)	650,000	652,463
Miami Health Facilities Authority, Medical, Revenue Bonds, 4.500%, 11/15/2014 A/A1; Call Date 11/15/2013	570,000	585,481
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	245,577
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AAA/Aa2; Call Date 9/1/2018	500,000	535,445
Putnam County Development Authority, Pollution, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A/Baa1 (4)	445,000	452,868

Sunrise Excise Tax & Special Assessment, General, Revenue Bonds, NATL-RE, 0.000%, 10/1/2019 AA-/Baa1	400,000	260,392

		13,683,982

Georgia - 1.1%
Main Street Natural Gas, Inc., Utilities, Revenue Bonds, 5.250%, 9/15/2018 A/A2	250,000	232,173
South Georgia Governmental Services Authority, Facilities, Revenue Bonds, MBIA, 5.000%, 1/1/2020 AA-/WR; Call Date 1/1/2014	500,000	529,245
Spalding County, Utilities, Revenue Bonds, 6.125%, 9/1/2028 NR/A2; Call Date 9/1/2018	500,000	546,610

		1,308,028

Hawaii - 0.1%
State of Hawaii, Airport, Revenue Bonds, MBIA, 5.750%, 7/1/2016 AA-/A2; Call Date 7/1/2011 (9)	100,000	100,188

Idaho - 0.5%
Boise-Kuna Irrigation District, Utilities, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	500,000	530,840

Illinois - 6.7%
Chicago Housing Authority, Multi-Family Housing, Revenue Bonds, FSA, 5.000%, 7/1/2026 AAA/Aa3; Call Date 7/1/2016	1,000,000	993,150
Illinois Finance Authority, General, Revenue Bonds, 5.250%, 3/1/2019 A+/A1	250,000	264,845
Illinois Finance Authority, General, Revenue Bonds, AMBAC, 5.500%, 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	64,235
Illinois Finance Authority, General, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call Date 2/1/2018	125,000	122,716
Illinois Finance Authority, General, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AAA/NR	250,000	262,470
Illinois Finance Authority, Medical, Revenue Bonds, GO, 5.000%, 7/1/2016 BBB-/NR; Call Date 7/1/2014	730,000	652,934
Illinois Finance Authority, Pollution, Revenue Bonds, 5.050%, 1/1/2010 BBB/NR (4) (9)	230,000	231,201
Illinois Finance Authority, Utilities, Revenue Bonds, BHAC, 4.875%, 11/1/2018 AAA/Aaa; Call Date 11/1/2013 (4) (9)	1,255,000	1,301,460
Illinois Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 8/15/2018 A-/NR; Call Date 7/2/2009	350,000	342,237
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 AA-/A1; Call Date 2/1/2017	1,000,000	1,089,990
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa3; Call Date 10/1/2014	925,000	1,026,250
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa3	1,060,000	1,187,974
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, Higher Education, GO UT, 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	269,075

		7,808,537

Indiana - 1.5%
Carmel Redevelopment District, Development, Revenue Notes, 5.875%, 2/1/2010 NR/NR; Call Date 7/2/2009	1,000,000	1,000,520
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call Date 10/1/2015 (4) (9)	250,000	239,803
Indiana Municipal Power Agency, Power, Revenue Bonds, 5.250%, 1/1/2024 A+/A1; Call Date 1/1/2019	500,000	513,230

		1,753,553

Kansas - 2.7%
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.250%, 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	1,065,000	1,066,906
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,020,000	1,021,183

Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,020,000	1,029,313

		3,117,402

Kentucky - 0.4%
Kentucky Economic Development Finance Authority, Development, Revenue Bonds, Assured Guaranty Corp., 0.000%, 12/1/2014 AAA/Aa2	140,000	110,817
Kentucky Economic Development Finance Authority, Development, Revenue Bonds, Assured Guaranty Corp., 5.750%, 12/1/2028 AAA/Aa2; Call Date 6/1/2018	100,000	103,766
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 AA-/Aa3	205,000	226,712

		441,295

Louisiana - 2.5%
Jefferson Parish Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 12/1/2031 NR/Aaa; Call Date 6/1/2017	115,000	112,953
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,500,000	1,555,845
Louisiana Public Facilities Authority, Facilities, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa1; Call Date 12/1/2011 (4)	500,000	531,485
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 A+/A1; Call Date 7/15/2016	650,000	713,505

		2,913,788

Maryland - 0.6%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 5.500%, 1/1/2010 NR/Aa2; Call Date 6/17/2009	735,000	736,227

Massachusetts - 1.2%
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.220%, 7/1/2018 AA-/A3; Call Date 6/2/2009 (4)	1,875,000	1,406,250

Michigan - 3.3%
Ferndale Public Schools, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2014	935,000	954,532
Pontiac, General Obligation, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call Date 5/1/2016	300,000	307,560
Southgate Community School District, School District, GO UT, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019 AA-/Aa3; Call Date 5/1/2015	1,000,000	1,022,530
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AAA/Aa3	325,000	372,460
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 4.500%, 10/1/2014 AA-/Baa1 (9)	600,000	617,430
Wyandotte, Utilities, Revenue Bonds, NATL-RE, 5.000%, 10/1/2013 AA-/Baa1 (9)	600,000	633,846

		3,908,358

Minnesota - 1.0%
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AAA/Aa2; Call Date 11/15/2018	1,000,000	1,088,270
St. Paul Housing & Redevelopment Authority, Housing, Revenue Bonds, 5.250%, 5/15/2036 BBB/Baa1; Call Date 11/15/2016	150,000	125,961

		1,214,231

Mississippi - 1.5%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call Date 6/1/2018	750,000	779,970
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AAA/Aa3	900,000	1,024,065

		1,804,035

Missouri - 4.3%
Carroll County Public Water Supply District No. 1, Water, Revenue Bonds, 4.625%, 3/1/2012 SP-1+/NR; Call Date 6/15/2009	250,000	250,348
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	450,000	438,754
City of Sikeston, Utilities, Revenue Bonds, NATL-RE, 6.000%, 6/1/2015 AA-/Baa1	1,000,000	1,043,360

Missouri Development Finance Board, Development, Revenue Bonds, 5.750%, 11/1/2029 A+/NR; Call Date 11/1/2014	500,000	506,685
Missouri Development Finance Board, Development, Revenue Bonds, 6.000%, 4/1/2027 A+/NR; Call Date 4/1/2013	750,000	764,272
Missouri Development Finance Board, Development, Revenue Bonds, 6.750%, 4/1/2029 A+/NR; Call Date 10/1/2013	200,000	207,856
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 6.850%, 3/1/2028 AAA/NR; Call Date 7/2/2009 (9)	320,000	320,480
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call Date 9/1/2017 (9)	250,000	253,488
Missouri State Environmental Improvement & Energy Resources Authority, General, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	750,000	843,390
Riverside Industrial Development Authority, General, Revenue Bonds, ACA, 4.500%, 5/1/2011 A/NR	400,000	393,956

		5,022,589

Nebraska - 0.2%
City of O’Neill, General, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	245,000	245,750
Nevada - 1.0%
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call Date 4/1/2010 (9)	340,000	339,945
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call Date 10/1/2009 (9)	400,000	397,948
Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	487,731

		1,225,624

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 5.000%, 5/1/2013 NR/A3	105,000	108,188
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call Date 7/2/2009	600,000	600,036

		708,224

New Jersey - 0.5%
Delaware Township School District, School District, GO UT, FSA SCH BD RES FD, 4.250%, 1/15/2018 NR/Aa3	250,000	277,375
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call Date 4/1/2013 (9)	250,000	246,895

		524,270

New Mexico - 2.0%
New Mexico Mortgage Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039 AAAe/NR; Call Date 3/1/2019 (5)	1,000,000	1,055,130
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.700%, 7/1/2027 AAA/NR; Call Date 1/1/2016 (9)	500,000	487,475
New Mexico Mortgage Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039 AAA/NR; Call Date 3/1/2019	750,000	791,775

		2,334,380

New York - 1.5%
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 AA-/Baa1	225,000	247,392
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A2	1,250,000	1,339,800
New York State Dormitory Authority, Higher Education, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/1/2016 AAA/Aa2	200,000	222,634

		1,809,826

North Carolina - 1.0%
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 BBB+/Baa1	50,000	55,564

North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A/Baa1	500,000	521,015
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AAA/Aa2	500,000	538,450

		1,115,029

North Dakota - 2.6%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AAA/Aa3; Call Date 6/1/2010	2,940,000	3,034,550

Ohio - 1.5%
Dublin City School District, School District, GO UT, 0.000%, 12/1/2018 AA+/Aa1	50,000	33,385
Mahoning County Career & Technical Center Board, Higher Education, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,267,212
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa2; Call Date 12/1/2018	250,000	273,660
Zane Trace Local School District, School District, GO UT, 0.000%, 12/1/2019 AAAe/NR (5)	355,000	218,243

		1,792,500

Oklahoma - 2.1%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 Ae/NR; Call Date 3/1/2015	1,000,000	1,021,590
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call Date 9/1/2018	1,175,000	1,245,159
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029 NR/Aaa; Call Date 3/1/2019	200,000	205,576

		2,472,325

Oregon - 1.4%
Deschutes & Jefferson Counties School District No. 2J Redmond, School District, GO UT, School Bond Gty, 0.000%, 6/15/2019 NR/Aa2	1,150,000	756,355
Salem-Keizer School District No. 24J, School District, GO UT, School Bond Gty, 0.000%, 6/15/2021 AAe/Aa2	1,500,000	883,245

		1,639,600

Pennsylvania - 2.4%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 A+/Aa3; Call Date 6/15/2014	750,000	761,310
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A/A3; Call Date 7/1/2012	1,925,000	2,067,084

		2,828,394

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 3.125%, 12/1/2033 AAA/Aaa; Call Date 6/1/2009 (9)	75,000	75,000

South Carolina - 1.3%
South Carolina State Housing Finance & Development Authority, Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call Date 1/1/2015 (9)	500,000	483,505
South Carolina State Public Service Authority, Utilities, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	1,000,000	1,055,560

		1,539,065

South Dakota - 0.9%
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 A/WR; Call Date 8/1/2017	980,000	1,049,727

Tennessee - 0.4%
Putnam County, General Obligation, GO UT, MBIA, 5.250%, 4/1/2013 NR/A1	150,000	166,178
Shelby County Health Educational & Housing Facilities Board, Medical, Revenue Bonds, 4.000%, 6/1/2015 A/A2	100,000	96,006
Tennessee Energy Acquisition Corp., Utilities, Revenue Bonds, 5.000%, 9/1/2012 BBB+/Ba1	200,000	199,688

		461,872

Texas - 7.5%
City of San Antonio, Utilities, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	2,044,115
Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/A1; Call Date 3/1/2017	100,000	109,899
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 AA-/A1; Call Date 11/1/2011 (9)	625,000	639,669
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 6.000%, 11/1/2032 AA-/A1; Call Date 11/1/2009 (9)	50,000	49,378
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call Date 11/1/2009 (9)	900,000	903,906
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	426,874
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 4.750%, 2/15/2017 BBB+/Baa2	325,000	284,472
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2010 A-/A2; Call Date 1/1/2010 (4)	450,000	456,142
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	146,498
North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	303,945
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2015 AAA/Aa2; Call Date 1/1/2025	500,000	350,485
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2028 AAA/Aa2	100,000	33,768
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AAA/Aa2; Call Date 1/1/2019	1,500,000	1,580,055
Port Beaumont Navigation District, Transportation, Revenue Bonds, 6.500%, 9/1/2029 NR/A2; Call Date 9/1/2018	250,000	264,005
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	350,000	349,177
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 A/Baa1; Call Date 7/2/2009	235,000	235,085
Sam Rayburn Municipal Power Agency, Power, Revenue Bonds, RADIAN, 5.750%, 10/1/2021 BBB-/Baa2; Call Date 10/1/2012	615,000	584,724

		8,762,197

Utah - 0.7%
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	541,625
Salt Lake Valley Fire Service Area, General, Revenue Bonds, 5.250%, 4/1/2021 NR/Aa3; Call Date 4/1/2018	300,000	328,812

		870,437

Virginia - 1.7%
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-/Baa1e (4)	400,000	433,384
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,537,170

		1,970,554

Washington - 0.9%
King County Housing Authority, Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call Date 11/1/2018	460,000	474,485
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 A+/NR; Call Date 8/1/2018	500,000	520,090

		994,575

West Virginia - 0.7%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call Date 6/1/2016	800,000	794,280

Wisconsin - 3.5%
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2015 NR/A1 (9)	255,000	245,868
County of Milwaukee, Airport, Revenue Bonds, AMBAC, 5.000%, 12/1/2019 NR/A1; Call Date 12/1/2016 (9)	495,000	455,078
Kimberly Area School District, School District, GO UT, MBIA, 5.375%, 3/1/2010 NR/A1	405,000	418,381
State of Wisconsin, General, Revenue Bonds,, 5.250%, 5/1/2020 AA-/A1; Call Date 5/1/2019	1,000,000	1,095,410
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	63,706
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 8/15/2014 BBB+/Baa2	225,000	207,855
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	75,627
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call Date 7/2/2009	200,000	200,066
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, RADIAN, 6.250%, 2/15/2029 BBB+/NR; Call Date 2/15/2010	800,000	750,056
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds, FSA, 4.850%, 3/1/2022 AAA/Aa2; Call Date 9/1/2011 (9)	70,000	69,339
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, GO, 4.850%, 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	460,000	459,361

		4,040,747

Total Municipals (identified cost $107,347,663)		110,078,911

Short-Term Investments - 5.8%

Mutual Funds - 5.8%
Marshall Tax-Free Money Market Fund, Class I	6,749,208	6,749,208

Total Short-Term Investments (identified cost $6,749,208)		6,749,208

Total Investments - 99.9% (identified cost $114,096,871)		116,828,119
Other Assets and Liabilities - 0.1%		139,873

Total Net Assets - 100.0%		$116,967,992

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 0.6%

Federal Home Loan Mortgage Corporation - 0.1%
0.569%, 8/25/2031, (Series T-32) (4)	$698,177	$560,647
Home Equity - 0.1%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	178,363	178,871
Other Financial - 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.549%, 4/25/2037 (4) (6) (7)	3,132,609	2,046,176

Total Asset-Backed Securities (identified cost $4,009,510)		2,785,694

Collateralized Mortgage Obligations - 22.6%

Federal Home Loan Mortgage Corporation - 4.3%
0.694%, 6/15/2025, (Series 2993) (4)	6,796,184	6,692,399
5.000%, 10/15/2029, (Series 2745)	5,000,000	5,122,935
5.000%, 10/15/2031, (Series 2543)	2,287,820	2,340,657
5.000%, 5/15/2033, (Series 2791)	1,695,528	1,782,254
5.000%, 10/15/2034, (Series 2876)	7,790	7,789
5.000%, 4/15/2035, (Series 2963)	946,682	952,229
5.500%, 10/15/2035, (Series 3058)	666,063	675,657
6.000%, 6/15/2037, (Series 3333)	3,347,585	3,388,841

		20,962,761
Federal National Mortgage Association - 3.8%
0.559%, 1/25/2031, (Series 2001-25) (4)	1,466,360	1,461,194
4.000%, 10/25/2032, (Series 2003-28)	326,439	336,321
5.000%, 10/25/2016, (Series 2003-16)	5,000,000	5,193,660
5.500%, 3/25/2025, (Series 2006-12)	4,474,674	4,547,987
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,715,091
5.500%, 11/25/2035, (Series 2005-100)	857,165	866,515

		18,120,768
Private Sponsor - 14.5%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.757%, 5/20/2036 (4)	5,988,232	4,746,518
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.882%, 7/25/2037 (4)	7,799,405	6,179,406
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,122,275	817,733
Countrywide Home Loan Mortgage Pass-Through Trust, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	13,884	13,857
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	5,108,376
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.509%, 6/25/2037 (4)	11,884,174	4,225,145
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.682%, 4/25/2037 (4)	7,111,821	5,302,176
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.877%, 6/25/2037 (4)	9,345,718	7,161,951
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.036%, 4/25/2037 (4)	4,103,191	3,221,514
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.786%, 4/25/2037 (4)	6,154,787	4,775,081
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	15,214,194
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,913,172	1,174,055
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	3,908,765	3,500,893
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.409%, 3/25/2037 (4)	5,634,320	4,949,665
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.612%, 5/25/2036 (4)	3,668,385	3,059,422

		69,449,986

Total Collateralized Mortgage Obligations (identified cost $127,806,186)		108,533,515
Commercial Mortgage Securities — 8.2%

Private Sponsor — 8.2%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	6,000,000	3,177,216
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	7,000,000	5,494,531
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.096%, 12/10/2049 (4)	3,000,000	2,442,321
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.444%, 10/15/2021 (4) (6) (7)	1,178,246	931,319
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,793,096
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 0.501%, 11/5/2021 (4) (6) (7)	890,571	710,748
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	4,000,000	2,166,828
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	2,719,865
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.719%, 7/15/2019 (4) (6) (7)	2,649,825	1,882,221
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.644%, 6/15/2022 (4) (6) (7)	6,263,093	4,570,417
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	4,000,000	3,660,556
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	5,000,000	3,605,230
Morgan Stanley Capital I, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	3,953,825
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	2,000,000	1,037,216

Total Commercial Mortgage Securities (identified cost $55,994,333)		39,145,389

Corporate Bonds & Notes — 1.6%

Diversified Financial Services — 1.3%
Bear Stearns Cos., Inc., 1.218%, 2/1/2012 (4)	4,000,000	3,735,440
SLM Corp., 1.232%, 7/27/2009 (4)	2,500,000	2,471,377

		6,206,817
Insurance — 0.3%
HSB Capital I, 2.041%, 7/15/2027 (4)	3,000,000	1,278,999

Total Corporate Bonds & Notes (identified cost $9,468,950)		7,485,816

U.S. Government & U.S. Government Agency Obligations — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
2.750%, 2/15/2019 (1)	10,000,000	9,400,830

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,775,303)		9,400,830

U.S. Government Agency-Mortgage Securities — 100.5%

Federal Home Loan Mortgage Corporation — 4.8%
5.000%, 8/1/2014	1,842,438	1,901,280
5.000%, 5/1/2021	2,686,393	2,789,956
5.000%, 10/1/2033	2,472,921	2,539,510
5.000%, 11/1/2035 (1)	8,631,449	8,850,386
5.500%, 11/1/2018	2,649,917	2,785,198
5.500%, 10/1/2021	2,818,688	2,942,324
6.500%, 9/1/2016	135,774	143,635
7.000%, 11/1/2009	815	822
7.500%, 9/1/2013	54,309	59,689

7.500%, 4/1/2024	201,380	221,424
7.500%, 4/1/2027	108,000	119,140
8.000%, 8/1/2030	123,872	136,567
8.500%, 9/1/2024	105,135	115,645
9.000%, 6/1/2019	149,831	165,471
9.500%, 2/1/2025	89,632	100,215

		22,871,262
Federal National Mortgage Association - 93.3%
4.500%, 7/13/2039 (5)	25,000,000	25,101,550
5.000%, 5/1/2018	1,825,917	1,904,040
5.000%, 5/1/2020	3,393,190	3,524,584
5.000%, 7/1/2035 (1)	3,782,766	3,882,696
5.000%, 2/1/2036	5,151,364	5,287,447
5.000%, 12/1/2036 (1)	28,003,097	28,716,588
5.000%, 6/1/2039 (5)	11,000,000	11,276,837
5.000%, 7/13/2039 (5)	25,000,000	25,503,900
5.500%, 8/1/2021	11,482,902	12,004,524
5.500%, 1/1/2023	1,969,868	2,051,480
5.500%, 10/1/2024	2,392,570	2,489,197
5.500%, 2/1/2033	1,393,668	1,448,616
5.500%, 6/1/2035	4,442,304	4,606,345
5.500%, 8/1/2036 (1)	2,508,389	2,597,489
5.500%, 11/1/2036 (1)	21,901,774	22,679,747
5.500%, 12/1/2036 (1)	14,587,250	15,105,403
5.500%, 1/1/2037	1,432,815	1,483,710
5.500%, 5/1/2037 (1)	23,363,143	24,185,712
5.500%, 7/1/2037 (1)	58,999,292	61,076,539
5.500%, 8/1/2037 (1)	8,650,162	8,954,717
5.500%, 8/1/2037 (1)	14,580,594	15,093,948
5.500%, 6/11/2039 (5)	95,000,000	98,221,070
6.000%, 9/1/2013	511,727	542,488
6.000%, 10/1/2016	419,391	445,126
6.000%, 9/1/2021	3,394,719	3,586,585
6.000%, 1/1/2036	1,603,634	1,683,899
6.000%, 4/1/2037	1,064,858	1,116,326
6.000%, 6/11/2039 (5)	50,000,000	52,351,550
6.500%, 9/1/2016	259,862	275,313
6.500%, 9/1/2016	541,900	574,119
6.500%, 8/1/2030	2,925,759	3,161,558
6.500%, 12/1/2031	182,354	196,709
6.500%, 11/1/2037	3,103,487	3,301,800
7.000%, 12/1/2010	703	706
7.000%, 3/1/2029	264,524	289,760
7.000%, 7/1/2029	709,807	777,521
7.000%, 2/1/2030	625,364	685,022
7.500%, 12/1/2009	17,938	18,209
7.500%, 10/1/2030	103,030	113,539
8.000%, 10/1/2028	1,135,070	1,260,063
8.000%, 4/1/2030	209,499	231,867

		447,808,299
Government National Mortgage Association - 2.4%
5.000%, 4/15/2034	1,715,295	1,773,294
5.500%, 9/15/2033	3,864,156	4,029,952
6.000%, 12/20/2033	4,325,902	4,524,950
6.500%, 9/15/2032	592,781	635,405
7.000%, 6/15/2029	154,107	168,270
7.000%, 8/15/2031	166,030	181,383
8.500%, 6/15/2010	17,369	17,511
9.000%, 1/15/2010	4,550	4,589

9.500%, 10/15/2024	65,724	72,293

		11,407,647

Total U.S. Government Agency-Mortgage Securities (identified cost $466,123,877)		482,087,208
Short-Term Investments - 48.1%

Collateral Pool Investment for Securities on Loan - 40.7% (See Note 2 of the Schedule of Investments)		195,413,971

Repurchase Agreement - 7.4%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $35,360,183 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 8/14/2018, with a market value of $36,561,073 (at amortized cost)	35,359,741	35,359,741

Total Short-Term Investments (identified cost $230,773,712)		230,773,712

Total Investments - 183.5% (identified cost $903,951,871)		880,212,164
Other Assets and Liabilities - (83.5)%		(400,536,032)

Total Net Assets - 100.0%		$479,676,132

Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.3%
Automobiles - 2.3%
Honda Auto Receivables Owner Trust, Class A4, (Series 2006-1), 5.080%, 7/18/2011	$384,571	$393,701

Total Asset-Backed Securities (identified cost $389,161)		393,701
Corporate Bonds & Notes - 81.6%

Agriculture - 3.8%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	343,769
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	309,746

		653,515
Auto Manufacturers - 0.9%
Daimler Finance North America LLC, 7.200%, 9/1/2009	150,000	150,917

Banks - 3.1%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	316,221
Korea Development Bank, 8.000%, 1/23/2014	200,000	216,781

		533,002
Biotechnology - 1.5%
Amgen, Inc., 6.400%, 2/1/2039	250,000	255,854

Chemicals - 1.4%
Dow Chemical Co., 8.550%, 5/15/2019	250,000	250,389

Diversified Financial Services - 3.5%
Caterpillar Financial Services Corp., 1.976%, 6/24/2011 (4)	150,000	143,622
General Electric Capital Corp., 6.875%, 1/10/2039	250,000	230,528
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	232,389

		606,539
Electric - 3.1%
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	267,563
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	268,378

		535,941
Environmental Control - 1.5%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	257,125

Forest Products & Paper - 1.3%
International Paper Co., 8.700%, 6/15/2038	250,000	219,081

Healthcare-Products - 3.5%
Hospira, Inc., 6.400%, 5/15/2015	300,000	305,280
Medtronic, Inc., 6.500%, 3/15/2039	300,000	309,835

		615,115
Healthcare-Services - 4.5%
Humana, Inc., 8.150%, 6/15/2038	350,000	267,539
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	144,106
Roche Holdings, Inc., 7.000%, 3/1/2039 (6) (7)	350,000	375,030

		786,675
Home Furnishings - 1.7%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	303,496

Insurance - 3.7%
Aflac, Inc., 8.500%, 5/15/2019	300,000	311,204

Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	337,279

		648,483
Lodging - 1.5%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	350,000	262,668

Media - 4.1%
CBS Corp., 8.875%, 5/15/2019	250,000	248,836
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	226,680
Viacom, Inc., 6.125%, 10/5/2017	250,000	232,718

		708,234
Mining - 2.5%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	322,734
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	107,437

		430,171
Miscellaneous Manufacturing - 3.1%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	244,647
Tyco Electronics Group SA, 6.550%, 10/1/2017	130,000	115,479
Tyco Electronics Group SA, 7.125%, 10/1/2037	250,000	179,655

		539,781
Oil & Gas - 8.4%
EnCana Corp., 6.500%, 5/15/2019	250,000	257,329
Hess Corp., 8.125%, 2/15/2019	300,000	330,190
Nabors Industries, Inc., 9.250%, 1/15/2019 (6) (7)	250,000	266,418
Talisman Energy, Inc., 7.750%, 6/1/2019 (5)	300,000	315,057
Valero Energy Corp., 9.375%, 3/15/2019	250,000	280,328

		1,449,322
Oil & Gas Services - 3.8%
Halliburton Co., 7.450%, 9/15/2039	250,000	272,930
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	282,603
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	112,349

		667,882
Pharmaceuticals - 3.9%
McKesson Corp., 7.500%, 2/15/2019	350,000	386,916
Pfizer, Inc., 7.200%, 3/15/2039	250,000	283,567

		670,483
Pipelines - 4.2%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	279,564
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	169,446
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	275,532

		724,542
Retail - 7.8%
CVS Caremark Corp., 6.600%, 3/15/2019	250,000	260,104
Home Depot, Inc., 5.875%, 12/16/2036	350,000	281,578
Kohl’s Corp., 6.875%, 12/15/2037	150,000	138,120
Staples, Inc., 9.750%, 1/15/2014	250,000	275,915
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	271,265
Yum! Brands, Inc., 6.875%, 11/15/2037	150,000	133,831

		1,360,813
Semiconductors - 0.5%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	85,743

Telecommunications - 6.7%
AT&T, Inc., 6.550%, 2/15/2039	300,000	293,928
British Telecommunications PLC, 5.950%, 1/15/2018	250,000	222,037
Telecom Italia Capital SA, 1.508%, 2/1/2011 (4)	250,000	239,148
TELUS Corp., 8.000%, 6/1/2011	250,000	268,897
Vodafone Group PLC, 1.660%, 6/15/2011 (4)	150,000	143,518

		1,167,528
Transportation - 1.6%
FedEx Corp., 8.000%, 1/15/2019	250,000	277,517

Total Corporate Bonds & Notes (identified cost $13,133,113)		14,160,816

U.S. Government & U.S. Government Agency Obligations - 2.0%

Federal Home Loan Mortgage Corporation - 1.0%
5.500%, 6/8/2020	175,000	175,150
Federal National Mortgage Association - 1.0%
6.350%, 6/11/2027	170,000	170,242

Total U.S. Government & U.S. Government Agency Obligations (identified cost $344,825)		345,392

Short-Term Investments - 14.1%

Commercial Paper - 2.9%
United Technologies Corp., 0.130%, 6/25/2009 (11)	500,000	499,957

Mutual Funds - 11.2%
Marshall Prime Money Market Fund, Class I	1,953,545	1,953,545

Total Short-Term Investments (identified cost $2,453,502)		2,453,502

Total Investments - 100.0% (identified cost $16,320,601)		17,353,411
Other Assets and Liabilities - 0.0%		4,018

Total Net Assets - 100.0%		$17,357,429

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.0%
Automobiles - 1.0%
Capital Auto Receivables Asset Trust, Class A3A, (Series 2008-2), 4.680%, 10/15/2012	$2,000,000	$2,039,442

Total Asset-Backed Securities (identified cost $1,999,785)		2,039,442
Collateralized Mortgage Obligations - 9.6%
Federal National Mortgage Association - 2.3%
5.500%, 3/25/2025, (Series 2006-12)	1,848,122	1,878,402
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,170,940

		5,049,342
Private Sponsor - 7.3%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.882%, 7/25/2037 (4)	4,679,643	3,707,644
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,122,275	817,733
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.509%, 6/25/2037 (4)	4,456,565	1,584,429
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.604%, 5/25/2036 (4)	1,432,710	1,273,668
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.682%, 4/25/2037 (4)	1,185,304	883,696
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.877%, 6/25/2037 (4)	3,779,979	2,896,731
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.419%, 5/25/2037 (4)	1,353,474	1,183,705
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.612%, 5/25/2036 (4)	2,492,109	2,078,412
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	1,482,019	1,201,237

		15,627,255

Total Collateralized Mortgage Obligations (identified cost $26,435,388)		20,676,597

Commercial Mortgage Securities - 12.5%
Private Sponsor - 12.5%
Banc of America Commercial Mortgage, Inc., Class AM, (Series 2007-4), 5.812%, 2/10/2051 (4)	1,640,000	845,904
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	1,588,608
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW18), 6.084%, 6/11/2050 (4)	2,000,000	1,078,782
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	5,000,000	3,924,665
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.096%, 12/10/2049 (4)	3,000,000	2,442,321
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,396,548
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.719%, 7/15/2019 (4) (6) (7)	2,649,825	1,882,221
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2008-C2), 5.855%, 2/12/2051	3,000,000	2,760,564
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.644%, 6/15/2022 (4) (6) (7)	3,914,433	2,856,510
Merrill Lynch Mortgage Trust, Class A3, (Series 2006-C1), 5.657%, 5/12/2039 (4)	2,000,000	1,721,232
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	2,000,000	1,830,278
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	1,442,092
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,100,000	1,067,882
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	2,074,432

Total Commercial Mortgage Securities (identified cost $34,337,157)		26,912,039

Corporate Bonds & Notes - 40.5%

Banks - 9.2%
Bank of America Corp., 4.900%, 5/1/2013	3,000,000	2,820,999
Bank of America Corp., 8.000%, 12/29/2049 (4)	2,000,000	1,567,302
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (1)	2,000,000	2,068,408
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	1,919,004
Citigroup, Inc., 8.500%, 5/22/2019	2,000,000	2,074,256
Credit Agricole SA/London, 6.637%, 5/29/2049 (1) (4) (6) (7)	2,000,000	1,253,160
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (5)	2,000,000	2,108,138
Wachovia Corp., 5.750%, 2/1/2018	3,000,000	2,883,324
Wells Fargo Capital XIII, 7.700%, 12/29/2049 (4)	4,000,000	3,122,400

		19,816,991
Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039 (6) (7)	2,000,000	2,139,034

Building Materials - 1.2%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	2,523,684

Diversified Financial Services - 10.3%
American Honda Finance Corp., 6.700%, 10/1/2013 (6) (7)	4,000,000	3,927,740
Caterpillar Financial Services Corp., 7.050%, 10/1/2018 (1)	3,000,000	3,048,084
Countrywide Financial Corp., 5.800%, 6/7/2012	2,000,000	2,008,208
General Electric Capital Corp., 5.875%, 1/14/2038	3,000,000	2,436,216
General Electric Capital Corp., 6.875%, 1/10/2039 (1)	3,000,000	2,766,330
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	1,925,874
Invesco, Ltd., 5.625%, 4/17/2012	1,980,000	1,676,256
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013 (12)	3,000,000	472,500
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (12)	3,000,000	457,500
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	2,000,000	1,859,114
Santander Perpetual SA Unipersonal, 6.671%, 10/29/2049 (4) (6) (7)	2,000,000	1,482,174

		22,059,996
Electric - 1.3%
Appalachian Power Co., 7.000%, 4/1/2038 (1)	3,000,000	2,821,170

Healthcare-Services - 1.5%
Roche Holdings, Inc., 5.000%, 3/1/2014 (6) (7)	3,000,000	3,131,565

Home Furnishings - 1.0%
Whirlpool Corp., 8.000%, 5/1/2012	2,000,000	2,039,578

Insurance - 3.3%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6) (7)	3,000,000	2,560,527
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	2,682,632
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	1,856,572

		7,099,731
Iron/Steel - 1.3%
ArcelorMittal, 5.375%, 6/1/2013	3,000,000	2,768,544

Media - 4.7%
Comcast Corp., 6.950%, 8/15/2037	2,000,000	2,010,340
Thomson Reuters Corp., 6.500%, 7/15/2018	3,000,000	2,991,168
Time Warner Cable, Inc., 6.750%, 7/1/2018	2,000,000	2,069,460
Time Warner Cable, Inc., 7.300%, 7/1/2038	3,000,000	3,051,930

		10,122,898
Miscellaneous Manufacturing - 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 8/15/2013	1,000,000	1,004,489
Smiths Group PLC, 7.200%, 5/15/2019 (6) (7)	1,500,000	1,424,333

		2,428,822
Pipelines - 1.0%
ONEOK Partners LP, 8.625%, 3/1/2019	2,000,000	2,209,760

Real Estate Investment Trusts - 0.7%
iStar Financial, Inc., 8.625%, 6/1/2013	3,000,000	1,501,035

Telecommunications - 2.9%
AT&T, Inc., 5.800%, 2/15/2019 (1)	2,000,000	2,056,260
Rogers Communications, Inc., 6.800%, 8/15/2018	2,000,000	2,139,040
Verizon Communications, Inc., 6.350%, 4/1/2019	2,000,000	2,105,520

		6,300,820

Total Corporate Bonds & Notes (identified cost $96,000,786)		86,963,628

U.S. Government & U.S. Government Agency Obligations - 4.2%

U.S. Treasury Bonds & Notes - 4.2%
2.750%, 2/15/2019 (1)	5,000,000	4,700,415
3.500%, 2/15/2039 (1)	5,000,000	4,310,165

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,482,861)		9,010,580

U.S. Government Agency-Mortgage Securities - 49.3%

Federal Home Loan Mortgage Corporation - 1.5%
5.000%, 11/1/2035	3,138,709	3,218,322

Federal National Mortgage Association - 47.8%
4.500%, 7/13/2039 (5)	10,000,000	10,040,620
5.000%, 7/1/2022	4,835,694	5,008,589
5.000%, 1/1/2037 (1)	7,937,122	8,139,352
5.000%, 6/1/2039 (5)	5,000,000	5,125,835
5.000%, 7/13/2039 (5)	10,000,000	10,201,560
5.500%, 5/1/2037 (1)	13,239,114	13,705,237
5.500%, 7/1/2038 (1)	1,761,536	1,823,457
5.500%, 6/11/2039 (5)	20,000,000	20,678,120
6.000%, 6/11/2039 (5)	25,000,000	26,175,775
6.500%, 11/1/2037 (1)	1,551,743	1,650,900

		102,549,445

Total U.S. Government Agency-Mortgage Securities (identified cost $102,948,607)		105,767,767

Short-Term Investments - 34.7%

Collateral Pool Investment for Securities on Loan - 19.9%
(See Note 2 of the Schedule of Investments)		42,793,977

Repurchase Agreement - 14.8%
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $31,661,889 on 6/1/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 4/19/2017, with a market value of $32,500,560 (at amortized cost)	31,661,494	31,661,494

Total Short-Term Investments (identified cost $74,455,471)		74,455,471

Total Investments - 151.8% (identified cost $345,660,055)		325,825,524
Other Assets and Liabilities - (51.8)%		(111,178,413)

Total Net Assets - 100.0%		$214,647,111

Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 4.5%

Automobiles - 4.5%
Ford Credit Auto Owner Trust, Class A3, (Series 2006-B), 5.260%, 10/15/2010	$249,895	$251,591
Honda Auto Receivables Owner Trust, Class A3, (Series 2006-3), 5.120%, 10/15/2010	422,814	426,686
Honda Auto Receivables Owner Trust, Class A4, (Series 2006-1), 5.080%, 7/18/2011	1,538,283	1,574,807

Total Asset-Backed Securities (identified cost $2,234,596)		2,253,084

Commercial Mortgage Securities - 4.7%

Private Sponsor - 4.7%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (4)	500,000	407,088
CS First Boston Mortgage Securities Corp., Class A2, (Series 2005-C5), 5.100%, 8/15/2038 (4)	1,000,000	974,063
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	1,000,000	941,595

Total Commercial Mortgage Securities (identified cost $2,228,883)		2,322,746

Corporate Bonds & Notes - 36.4%

Agriculture - 1.7%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	286,474
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	575,242

		861,716
Auto Manufacturers - 0.7%
Daimler Finance North America LLC, 7.200%, 9/1/2009	350,000	352,139

Banks - 1.9%
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	737,848
Korea Development Bank, 8.000%, 1/23/2014	200,000	216,781

		954,629
Biotechnology - 0.5%
Amgen, Inc., 6.400%, 2/1/2039	250,000	255,854

Chemicals - 1.0%
Dow Chemical Co., 9.400%, 5/15/2039	500,000	512,407

Diversified Financial Services - 1.9%
Caterpillar Financial Services Corp., 1.976%, 6/24/2011 (4)	250,000	239,370
General Electric Capital Corp., 6.875%, 1/10/2039	500,000	461,055
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	232,389

		932,814
Electric - 1.1%
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	267,563
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	268,378

		535,941
Environmental Control - 0.5%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	257,126

Forest Products & Paper - 0.4%
International Paper Co., 8.700%, 6/15/2038	250,000	219,081

Healthcare-Products - 1.5%
Hospira, Inc., 6.400%, 5/15/2015	500,000	508,801

Medtronic, Inc., 6.500%, 3/15/2039	250,000	258,195

		766,996
Healthcare-Services - 1.5%
Humana, Inc., 8.150%, 6/15/2038	250,000	191,099
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	240,177
Roche Holdings, Inc., 7.000%, 3/1/2039 (6) (7)	300,000	321,454

		752,730
Home Furnishings - 1.4%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	708,158

Insurance - 2.3%
Aflac, Inc., 8.500%, 5/15/2019	700,000	726,142
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	393,493

		1,119,635
Lodging - 0.6%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	400,000	300,192

Media - 2.0%
CBS Corp., 8.875%, 5/15/2019	500,000	497,672
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	283,350
Viacom, Inc., 6.125%, 10/5/2017	250,000	232,718

		1,013,740
Mining - 1.6%
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	376,523
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	429,746

		806,269
Miscellaneous Manufacturing - 1.2%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	244,648
Tyco Electronics Group SA, 7.125%, 10/1/2037	500,000	359,310

		603,958
Oil & Gas - 4.7%
EnCana Corp., 6.500%, 5/15/2019	750,000	771,987
Hess Corp., 8.125%, 2/15/2019	250,000	275,158
Nabors Industries, Inc., 9.250%, 1/15/2019 (6) (7)	250,000	266,418
Talisman Energy, Inc., 7.750%, 6/1/2019 (5)	700,000	735,133
Valero Energy Corp., 9.375%, 3/15/2019	250,000	280,329

		2,329,025
Oil & Gas Services - 1.1%
Halliburton Co., 7.450%, 9/15/2039	250,000	272,930
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	282,603

		555,533
Pharmaceuticals - 1.3%
McKesson Corp., 7.500%, 2/15/2019	350,000	386,916
Pfizer, Inc., 7.200%, 3/15/2039	250,000	283,567

		670,483
Pipelines - 1.7%
Energy Transfer Partners LP, 9.000%, 4/15/2019	250,000	279,564
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	282,410
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	275,532

		837,506
Retail - 2.6%
CVS Caremark Corp., 6.600%, 3/15/2019	250,000	260,104
Home Depot, Inc., 5.875%, 12/16/2036	600,000	482,705
Staples, Inc., 9.750%, 1/15/2014	250,000	275,915
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	271,265

		1,289,989
Semiconductors - 0.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	85,743

Telecommunications - 2.4%
AT&T, Inc., 6.550%, 2/15/2039	250,000	244,940
British Telecommunications PLC, 5.950%, 1/15/2018	200,000	177,630
Telecom Italia Capital SA, 1.508%, 2/1/2011 (4)	250,000	239,147
TELUS Corp., 8.000%, 6/1/2011	250,000	268,897
Vodafone Group PLC, 1.660%, 6/15/2011 (4)	250,000	239,197

		1,169,811
Transportation - 0.6%
FedEx Corp., 8.000%, 1/15/2019	250,000	277,517

Total Corporate Bonds & Notes (identified cost $16,991,828)		18,168,992

U.S. Government & U.S. Government Agency Obligations - 15.8%

U.S. Treasury Bonds & Notes - 15.8%
2.375%, 4/15/2011	1,607,355	1,654,571
3.500%, 1/15/2011	1,833,075	1,917,283
3.500%, 2/15/2018	1,500,000	1,516,994
4.250%, 1/15/2010	1,264,180	1,293,414
4.375%, 2/15/2038	1,000,000	1,004,844
4.500%, 2/15/2036	500,000	511,797

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,064,134)		7,898,903

U.S. Government Agency-Mortgage Securities - 22.3%

Federal Home Loan Mortgage Corporation - 3.1%
5.000%, 2/1/2039	1,494,976	1,531,027
Federal National Mortgage Association - 4.3%
6.000%, 12/1/2038	914,710	958,869
6.500%, 10/1/2037	1,123,722	1,199,012

		2,157,881
Government National Mortgage Association - 14.9%
5.500%, 2/15/2039	2,319,235	2,408,598
6.000%, 10/15/2038	826,886	864,794
6.000%, 12/15/2038	2,238,220	2,340,829
6.000%, 1/15/2039	1,709,929	1,788,319

		7,402,540

Total U.S. Government Agency-Mortgage Securities (identified cost $11,019,441)		11,091,448

Short-Term Investments - 16.2%

Mutual Funds - 7.2%
Marshall Prime Money Market Fund, Class I	3,554,491	3,554,491
U.S. Treasury Bills - 9.0%
0.300%, 6/4/2009(11)	$1,500,000	1,499,988
0.140%, 6/11/2009(11)	1,500,000	1,499,960
0.120%, 7/9/2009(11)	1,500,000	1,499,865

		4,499,813

Total Short-Term Investments (identified cost $8,054,239)		8,054,304

Total Investments - 99.9% (identified cost $48,593,121)		49,789,477
Other Assets and Liabilities - 0.1%		73,462

Total Net Assets - 100.0%		$49,862,939

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 3.8%

Diversified Financial Services - 3.8%
General Electric Capital Corp., 0.500%, 8/20/2009 (11)	$40,000,000	$39,955,556

Total Commercial Paper (identified cost $39,955,556)		39,955,556

Corporate Bonds & Notes - 1.0%

Diversified Financial Services - 1.0%
General Electric Capital Corp., 1.207%, 7/8/2010 (4)	10,000,000	10,000,000

Total Corporate Bonds & Notes		10,000,000

U.S. Government & U.S. Government Agency Obligations - 32.9%

Federal Home Loan Bank - 16.3%
0.500%, 5/18/2010	30,000,000	30,000,000
0.635%, 11/19/2010 (4)	25,000,000	24,992,663
0.791%, 2/19/2010 (4)	25,000,000	24,952,533
0.920%, 10/23/2009 (4)	55,000,000	55,006,042
0.979%, 1/11/2010 (4)	10,000,000	9,998,704
0.997%, 1/8/2010 (4)	20,000,000	19,997,557
3.050%, 6/18/2009	5,000,000	5,000,000

		169,947,499
Federal Home Loan Mortgage Corporation - 11.8%
0.816%, 2/9/2010 (4)	24,000,000	24,011,889
1.071%, 12/7/2009 (4)	50,000,000	49,988,322
1.193%, 9/24/2010 (4)	50,000,000	49,986,885

		123,987,096
Federal National Mortgage Association - 4.8%
1.029%, 7/13/2010 (4)	50,000,000	49,979,278

Total U.S. Government & U.S. Government Agency Obligations		343,913,873

Repurchase Agreements - 62.3%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 0.170%, dated 5/29/2009, to be repurchased at $100,001,417 on 6/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/15/2039, with a market value of $102,000,000	100,000,000	100,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 5/29/2009, to be repurchased at $195,016,250 on 6/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2034, with a market value of $198,000,001	195,000,000	195,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.190%, dated 5/29/2009, to be repurchased at $200,003,167 on 6/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 6/01/2047, with a market value of $204,000,000	200,000,000	200,000,000
Agreement with Fixed Income Clearing Corporation, 0.060%, dated 5/29/2009, to be repurchased at $18,209,541 on 6/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 7/18/2011, with a market value of $18,577,125	18,209,450	18,209,450
Agreement with Morgan Stanley & Co., 0.160%, dated 5/29/2009, to be repurchased at $137,001,827 on 6/01/2009, collateralized by U.S. Government Agency Obligations with various maturities to 5/01/2039, with a market value of $140,544,786	137,000,000	137,000,000

Total Repurchase Agreements		650,209,450

Total Investments - 100.0% (at amortized cost)	1,044,078,879
Other Assets and Liabilities - 0.0%	167,797

Total Net Assets - 100.0%	$1,044,246,676

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Shares or Principal Amount	Value
Commercial Paper - 2.3%

California - 2.3%
State of California General Obligation Commercial Paper Notes, 2.950%, 6/3/2009	$10,000,000	$10,000,000
State of California General Obligation Commercial Paper Notes, 3.150%, 6/4/2009	9,000,000	9,000,000
State of California General Obligation Commercial Paper Notes, 3.150%, 6/4/2009	2,435,000	2,435,000

Total Commercial Paper		21,435,000

Municipals - 93.7%

Alabama - 1.3%
Chatom Industrial Development Board, Development, Revenue Bonds, 4.250%, 8/1/2037, Call Date 8/1/2009 (4)	5,500,000	5,500,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.500%, 10/1/2032, Call Date 6/1/2009 (4)	1,465,000	1,465,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.500%, 10/1/2032, Call Date 6/1/2009 (4)	1,584,000	1,584,000
City of Gardendale, Multi-Family Housing, Revenue Bonds, 0.500%, 10/1/2032, Call Date 6/1/2009 (4)	3,200,000	3,200,000

		11,749,000
Arizona - 0.9%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.550%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000

California - 3.7%
California Educational Facilities Authority, Higher Education, Revenue Bonds, 0.440%, 3/15/2026 (4) (6) (7)	9,495,000	9,495,000
County of San Diego CA, General, Certificate of Participation, 0.500%, 11/1/2034, Call Date 6/1/2009 (4)	3,555,000	3,555,000
Fontana Unified School District, School District, GO UT, 1.090%, 2/1/2016 (4)	3,765,000	3,765,000
State of California, General Obligation, GO UT, 0.540%, 3/1/2035, Call Date 3/1/2016 (4)	12,250,000	12,250,000
State of California, General Obligation, GO UT, 1.090%, 2/1/2015 (4)	4,995,000	4,995,000

		34,060,000
Colorado - 1.2%
Colorado Health Facilities Authority, Medical, Revenue Bonds, 2.650%, 11/15/2034, Call Date 6/1/2009 (4)	4,800,000	4,800,000
County of Pueblo, General, Revenue Bonds, 2.000%, 11/1/2028, Call Date 11/20/2009 (4)	1,500,000	1,500,000
Denver City & County, Development, Revenue Bonds, 0.420%, 7/1/2029, Call Date 6/3/2009 (4)	1,800,000	1,800,000
JPMorgan Chase Putters/Drivers Trust, Single Family Housing, Revenue Bonds, 0.490%, 11/1/2016 (4) (6) (7)	3,250,000	3,250,000

		11,350,000
Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority, Higher Education, Revenue Bonds, Assured Guaranty Corp., 0.940%, 1/1/2016 (4)	3,575,000	3,575,000
District of Columbia - 0.5%
District of Columbia, Education, Revenue Bonds, 0.550%, 10/1/2023, Call Date 6/1/2009 (4)	4,330,000	4,330,000
Florida - 16.0%
Broward County School Board, Education, Certificate of Participation, 1.090%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance Corp., General, Revenue Notes, 4.500%, 6/1/2009	7,000,000	7,000,000
Citizens Property Insurance Corp., General, Revenue Notes, 4.500%, 6/1/2010	35,000,000	35,296,502
Citizens Property Insurance Corp., General, Revenue Notes, GO, 4.500%, 6/1/2009	5,000,000	5,000,000
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2009 (4)	16,500,000	16,500,000
County of Alachua, General, Revenue Bonds, 0.550%, 6/1/2025, Call Date 6/1/2009 (4)	3,100,000	3,100,000

County of Brevard, Education, Revenue Bonds, 0.550%, 10/1/2019, Call Date 6/1/2009 (4)	2,605,000	2,605,000
County of Escambia, Pollution, Revenue Bonds, 1.750%, 4/21/2010 (4)	16,000,000	16,000,000
County of Pinellas, Water, Revenue Bonds, 0.590%, 4/1/2012 (4)	4,760,000	4,760,000
Florida State Board of Education, Education, GO UT, 0.350%, 6/1/2038, Call Date 6/1/2018 (4)	3,835,000	3,835,000
Florida State Department of Environmental Protection, General, Revenue Bonds, 3.500%, 7/1/2009	3,660,000	3,663,887
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 2.500%, 11/15/2025, Call Date 6/1/2009 (4)	10,000,000	10,000,000
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 2.650%, 11/15/2027, Call Date 6/1/2009 (4)	8,055,000	8,055,000
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 2.800%, 11/15/2035, Call Date 6/1/2009 (4)	10,000,000	10,000,000
JPMorgan Chase Putters/Drivers Trust, Water, Revenue Bonds, 1.340%, 11/1/2015 (4) (6) (7)	3,700,000	3,700,000
Orange County Industrial Development Authority, Education, Revenue Bonds, 0.550%, 10/1/2023, Call Date 6/1/2009 (4)	3,260,000	3,260,000
Palm Beach County School Board, Education, Certificate of Participation, 0.590%, 8/1/2026, Call Date 8/1/2016 (4)	3,715,000	3,715,000
Puttable Floating Option Tax-Exempt Receipts, General, Certificate of Participation, 0.650%, 7/1/2023, Call Date 7/1/2016 (4)	6,675,000	6,675,000

		148,160,389
Georgia - 4.3%
Cobb County Hospital Authority, Medical, Revenue Bonds, 3.150%, 4/1/2036, Call Date 6/1/2009 (4)	7,000,000	7,000,000
De Kalb Private Hospital Authority, Medical, Revenue Bonds, 2.650%, 3/1/2024, Call Date 6/3/2009 (4)	7,465,000	7,465,000
Fulton County Development Authority, Medical, Revenue Bonds, 2.750%, 6/1/2037, Call Date 6/1/2009 (4)	8,000,000	8,000,000
Marietta Housing Authority, Multi-Family Housing, Revenue Bonds, 0.440%, 7/1/2024, Call Date 6/1/2009 (4)	12,185,000	12,185,000
Rome-Floyd County Development Authority, Development, Revenue Bonds, 0.490%, 11/1/2011 (4)	3,500,000	3,500,000
Savannah Economic Development Authority, Medical, Revenue Bonds, 2.800%, 3/1/2018, Call Date 6/1/2009 (4)	2,045,000	2,045,000

		40,195,000
Illinois - 7.6%
Austin Trust Various States, Medical, Revenue Bonds, 0.640%, 8/15/2047, Call Date 8/15/2018 (4)	3,445,000	3,445,000
Illinois Finance Authority, Education, Revenue Bonds, 0.350%, 4/1/2037, Call Date 6/1/2009 (4)	7,835,000	7,835,000
Illinois Finance Authority, General, Revenue Bonds, 0.490%, 2/15/2016 (4)	5,595,000	5,595,000
Illinois Finance Authority, General, Revenue Bonds, 0.650%, 5/1/2038, Call Date 6/1/2009 (4)	6,200,000	6,200,000
Illinois Health Facilities Authority, Medical, Revenue Bonds, 0.540%, 7/1/2029, Call Date 7/1/2012 (4)	5,850,000	5,850,000
Jackson-Union Counties Regional Port District, Development, Revenue Bonds, 0.400%, 4/1/2024 (4)	10,705,000	10,705,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.590%, 4/1/2020, Call Date 6/1/2009 (4)	4,075,000	4,075,000
Term Tender Custodial Receipts, Medical, Revenue Bonds, 1.750%, 10/2/2009 (6) (10)	20,000,000	20,006,722
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.430%, 8/1/2033, Call Date 6/1/2009 (4)	6,335,000	6,335,000

		70,046,722
Indiana - 1.2%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Education, Revenue Bonds, 0.350%, 4/1/2021, Call Date 6/1/2009 (4)	2,150,000	2,150,000
Indiana Finance Authority, General, Revenue Bonds, 0.800%, 6/1/2038, Call Date 6/1/2009 (4)	6,000,000	6,000,000
Indiana Finance Authority, Medical, Revenue Bonds, 0.250%, 3/1/2036, Call Date 6/1/2009 (4)	3,000,000	3,000,000

		11,150,000

Iowa - 0.8%
Iowa Finance Authority, Higher Education, Revenue Bonds, 0.250%, 10/1/2038, Call Date 6/1/2009 (4)	1,600,000	1,600,000
Iowa Higher Education Loan Authority, Student Loan, Revenue Bonds, 0.250%, 3/1/2030, Call Date 6/1/2009 (4)	5,780,000	5,780,000

		7,380,000
Kentucky - 0.3%
Hancock County, 0.490%, 7/1/2011 (4)	1,000,000	1,000,000
Hancock County, 0.490%, 7/1/2012 (4)	1,685,000	1,685,000

		2,685,000
Louisiana - 0.4%
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 0.850%, 12/15/2014, Call Date 6/1/2009 (4)	1,355,000	1,355,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 1.090%, 1/1/2022 (4)	2,500,000	2,500,000

		3,855,000
Massachusetts - 1.2%
BB&T Municipal Trust, General, 0.480%, 10/1/2028 (4) (6) (7)	11,300,000	11,300,000
Michigan - 2.3%
Charter Township of Holland, Development, Revenue Bonds, 0.800%, 10/1/2028, Call Date 6/1/2009 (4)	4,065,000	4,065,000
Eastern Michigan University, Higher Education, Revenue Bonds, 0.250%, 3/1/2049 (4)	11,795,000	11,795,000
Michigan Strategic Fund, General, Revenue Bonds, 0.500%, 2/1/2032, Call Date 6/1/2009 (4)	5,685,000	5,685,000

		21,545,000
Minnesota - 1.5%
City of Bloomington, Development, Revenue Bonds, 0.410%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington, Development, Revenue Bonds, 0.410%, 12/1/2015, Call Date 6/1/2009 (4)	3,405,000	3,405,000
Minnesota Rural Water Finance Authority, Water, Revenue Notes, 2.750%, 6/1/2009	7,500,000	7,500,000

		14,215,000
Mississippi - 3.4%
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 2.750%, 5/1/2037, Call Date 11/1/2009 (4)	11,700,000	11,700,000
Mississippi Business Finance Corp., Utilities, Revenue Bonds, 2.750%, 5/1/2037, Call Date 11/1/2009 (4)	4,750,000	4,750,000
Mississippi Development Bank Special Obligation, Medical, Revenue Bonds, 0.290%, 10/1/2036 (4)	5,000,000	5,000,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.770%, 1/1/2030 (4)	9,920,000	9,920,000

		31,370,000
Missouri - 0.4%
Missouri State Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 0.250%, 11/1/2032, Call Date 6/1/2009 (4)	4,133,000	4,133,000
Montana - 0.4%
Montana Board of Investment, Development, Revenue Bonds, 0.410%, 9/1/2010 (4)	3,925,000	3,925,000
Nebraska - 0.1%
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 1.530%, 9/1/2031, Call Date 6/1/2009 (4)	600,000	600,000
Nevada - 1.1%
Las Vegas Valley Water District, General Obligation, GO, 0.440%, 6/1/2011 (4)	5,285,000	5,285,000
Nevada Housing Division, Single Family Housing, Revenue Bonds, 0.350%, 4/1/2039, Call Date 6/1/2009 (4)	5,000,000	5,000,000

		10,285,000
New Hampshire - 0.5%
New Hampshire Health & Education Authority, Medical, Revenue Bonds, 0.250%, 1/1/2031, Call Date 6/1/2009 (4)	5,000,000	5,000,000
New York - 1.3%
JPMorgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.470%, 5/15/2014 (4)	8,370,000	8,370,000
Suffolk County Industrial Development Agency, Development, Revenue Bonds, 1.000%, 4/1/2018, Call Date 6/3/2009 (4)	3,785,000	3,785,000

		12,155,000

North Carolina - 0.5%
New Hanover County Industrial Facilities & Pollution Control Financing Auth, Pollution, Revenue Bonds, 0.500%, 5/1/2010, Call Date 6/1/2009 (4)	4,840,000	4,840,000
Ohio - 8.7%
Brunswick, General Obligation, GO, 2.125%, 10/1/2009	3,190,000	3,199,743
County of Erie, General Obligation, Revenue Bonds, 1.100%, 8/15/2046, Call Date 7/2/2009 (4)	11,000,000	11,000,000
County of Lawrence, Development, Revenue Bonds, 0.490%, 11/1/2011 (4)	3,250,000	3,250,000
County of Montgomery, Development, Revenue Bonds, 0.490%, 10/1/2009 (4)	4,700,000	4,700,000
Montgomery County Transportation Improvement District, Transportation, GO, 2.875%, 11/4/2009, Call Date 7/2/2009	10,000,000	10,000,000
Ohio State Higher Educational Facility Commission, Higher Education, Revenue Bonds, 0.540%, 1/15/2046, Call Date 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.020%, 10/1/2030 (4)	25,730,000	25,730,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.600%, 6/1/2037 (4)	11,065,000	11,065,000

		80,194,743
Oklahoma - 0.5%
Oklahoma Industries Authority, Education, Revenue Bonds, 0.850%, 8/1/2018, Call Date 6/1/2009 (4)	1,440,000	1,440,000
Tulsa Industrial Authority, Development, Revenue Bonds, 0.690%, 11/1/2026, Call Date 6/1/2009 (4)	2,955,000	2,955,000

		4,395,000
Pennsylvania - 2.8%
Allegheny County Industrial Development Authority, Development, Revenue Bonds, 0.490%, 7/1/2010 (4)	3,100,000	3,100,000
Crawford Central School District, School District, GO, 2.500%, 2/15/2010	2,260,000	2,271,730
Dauphin County General Authority, Development, Revenue Bonds, 0.390%, 1/1/2029, Call Date 7/2/2009 (4)	8,000,000	8,000,000
Pennsylvania State Public School Building Authority, General Obligation, Revenue Bonds, 0.590%, 12/1/2014 (4)	2,970,000	2,970,000
Reading School District, School District, GO UT, 1.090%, 1/15/2014 (4)	9,075,000	9,075,000

		25,416,730
Puerto Rico - 2.4%
Puerto Rico Housing Finance Authority, Housing, Revenue Bonds, 0.390%, 6/1/2012 (4)	9,050,000	9,050,000
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.000%, 3/1/2013 (4)	7,605,000	7,605,000
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.000%, 3/1/2023, Call Date 3/1/2010 (4)	5,770,000	5,770,000

		22,425,000
South Carolina - 5.3%
County of York, Pollution, Revenue Bonds, 4.000%, 9/15/2024, Call Date 9/1/2009 (4)	30,000,000	30,000,000
JPMorgan Chase Putters/Drivers Trust, School District, GO UT, 0.440%, 1/15/2010 (4) (6) (7)	5,000,000	5,000,000
Piedmont Municipal Power Agency, Power, Revenue Bonds, 0.440%, 7/1/2021 (4)	7,325,000	7,325,000
South Carolina Jobs-Economic Development Authority, General, Revenue Bonds, 0.350%, 11/1/2024, Call Date 6/1/2009 (4)	4,155,000	4,155,000
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.470%, 4/1/2012 (4)	2,095,000	2,095,000

		48,575,000
South Dakota - 1.5%
South Dakota Housing Development Authority, Housing, Revenue Bonds, 0.470%, 11/1/2048, Call Date 6/1/2009 (4)	6,650,000	6,650,000
South Dakota Housing Development Authority, Housing, Revenue Bonds, GO, 0.500%, 5/1/2048, Call Date 6/1/2009 (4)	7,320,000	7,320,000

		13,970,000
Tennessee - 0.4%
Rutherford County Industrial Development Board, Development, Revenue Bonds, 0.490%, 7/1/2010 (4)	1,000,000	1,000,000
Williamson County Industrial Development Board, Development, Revenue Bonds, 2.750%, 9/1/2025, Call Date 6/1/2009 (4)	2,450,000	2,450,000

		3,450,000

Texas - 2.8%
Atascosa County Industrial Development Corp., Development, Revenue Bonds, 0.530%, 6/30/2020, Call Date 6/1/2009 (4)	11,000,000	11,000,000
Crawford Education Facilities Corp., Education, Revenue Bonds, 0.800%, 5/1/2038, Call Date 6/4/2009 (4)	7,215,000	7,215,000
Dallam County Industrial Development Corp., Development, Revenue Bonds, 0.890%, 5/1/2039 (4)	2,800,000	2,800,000
JPMorgan Chase Putters/Drivers Trust, Transportation, GO, 0.340%, 2/15/2015 (4) (6) (7)	4,995,000	4,995,000

		26,010,000
Utah - 0.8%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 1.340%, 4/1/2012 (4)	7,100,000	7,100,000
Virginia - 0.8%
BB&T Municipal Trust, General, 0.340%, 3/1/2023 (4)	3,440,000	3,440,000
Peninsula Ports Authority, General, Revenue Bonds, 0.350%, 7/1/2016 (4)	2,500,000	2,500,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.400%, 9/1/2019, Call Date 6/1/2009 (4)	1,405,000	1,405,000

		7,345,000
Washington - 2.6%
Central Washington University, Higher Education, Revenue Bonds, 0.440%, 11/1/2012 (4)	6,050,000	6,050,000
Spokane Public Facilities District, Facilities, Revenue Bonds, 0.440%, 6/1/2012 (4)	3,150,000	3,150,000
Washington Economic Development Finance Authority, Development, Revenue Bonds, 0.300%, 8/1/2033, Call Date 6/1/2009 (4)	7,500,000	7,500,000
Washington State Housing Finance Commission, Housing, Revenue Bonds, 0.250%, 12/1/2023, Call Date 6/1/2009 (4)	85,000	85,000
Washington State Housing Finance Commission, Nursing Homes, Revenue Bonds, 0.450%, 9/1/2033, Call Date 6/1/2009 (4)	6,800,000	6,800,000

		23,585,000
Wisconsin - 13.8%
Appleton Area School District, School District, Revenue Notes, 4.150%, 9/30/2009	5,000,000	5,002,537
Arrowhead Union High School District, School District, Revenue Notes, 2.375%, 9/29/2009	3,550,000	3,552,549
Ashland School District, School District, Revenue Bonds, 2.250%, 8/28/2009	4,300,000	4,301,629
Denmark School District, School District, Revenue Notes, 2.500%, 8/28/2009	3,500,000	3,500,906
Green Bay Housing Authority, Housing, Revenue Bonds, 0.520%, 1/1/2035, Call Date 6/4/2009 (4)	3,855,000	3,855,000
Hales Corners Community Development Authority, Development, Revenue Bonds, 0.440%, 8/1/2037, Call Date 6/1/2009 (4)	3,700,000	3,700,000
Menomonee Falls School District, School District, Revenue Notes, 2.720%, 8/24/2009	10,250,000	10,253,209
Mequon & Thiensville School District, School District, GO UT, 2.500%, 9/4/2009	9,500,000	9,512,103
Milwaukee Redevelopment Authority, Higher Education, Revenue Bonds, 0.390%, 9/1/2040, Call Date 6/1/2009 (4)	6,375,000	6,375,000
Pulaski Community School District, School District, Revenue Notes, 2.750%, 9/15/2009	4,100,000	4,102,894
Shawano School District, School District, GO UT, 2.750%, 1/4/2010, Call Date 6/1/2009	12,900,000	12,900,000
Sheboygan Falls School District, School District, GO UT, 2.250%, 9/23/2009	2,000,000	2,000,974
Shorewood School District, School District, Revenue Notes, 3.500%, 10/15/2009	6,400,000	6,404,999
St. Francis School District, School District, Notes, 2.875%, 12/23/2009, Call Date 6/23/2009	3,400,000	3,401,780
Two Rivers Public School District, School District, Revenue Notes, 2.500%, 9/30/2009	4,200,000	4,203,922
Watertown Unified School District, School District, GO UT, 2.750%, 12/1/2009, Call Date 7/2/2009	3,100,000	3,100,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.390%, 2/1/2039, Call Date 6/1/2009 (4)	4,200,000	4,200,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.540%, 8/15/2034, Call Date 8/15/2016 (4)	4,650,000	4,650,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.690%, 8/1/2026, Call Date 6/1/2009 (4)	11,000,000	11,000,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.740%, 2/1/2022 (4)	1,675,000	1,675,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 0.850%, 5/1/2026, Call Date 6/1/2009 (4)	120,000	120,000

Wisconsin Housing & Economic Development Authority, Multi-Family Housing, Revenue Bonds, 0.550%, 5/1/2037, Call Date 6/1/2009 (4)	4,585,000	4,585,000
Wisconsin School Districts Temporary Borrowing Program, Education, Certificate of Participation, 3.000%, 10/30/2009	12,500,000	12,566,312
Wisconsin-Dells School District, School District, Notes, 4.250%, 10/28/2009	2,750,000	2,752,698

		127,716,512

Total Municipals		866,087,096
Mutual Funds - 3.6%
Federated Tax-Free Obligations Fund, Class I	25,684,230	25,684,230
Fidelity Tax Exempt Money Market	7,500,000	7,500,000

Total Mutual Funds (identified cost $33,184,230)		33,184,230

Total Investments - 99.6% (at amortized cost)		920,706,326
Other Assets and Liabilities - 0.4%		3,467,995

Total Net Assets - 100.0%		$924,174,321

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2009

(Unaudited)

Description	Principal Amount	Value
Commercial Paper - 55.7%

Asset-Backed Securities - 23.3%
Atlantis One Funding, 0.400%, 8/13/2009 (6) (7) (11)	$150,000,000	$149,878,333
Chariot Funding LLC, 0.220%, 6/5/2009 (6) (7) (11)	25,000,000	24,999,389
Ciesco LLC, 0.950%, 6/23/2009 (6) (7) (11)	50,000,000	49,970,972
Citibank Credit Card Issuance Trust, 0.560%, 9/4/2009 (6) (7) (11)	150,000,000	149,778,333
Citibank Omni Master Trust, 0.750%, 6/17/2009 (6) (7) (11)	150,000,000	149,950,000
Clipper Receivables Co., LLC, 1.300%, 8/24/2009 (6) (7) (11)	150,000,000	149,545,000
Fairway Finance Corp., 0.430%, 8/3/2009 (6) (7) (11)	23,000,000	22,982,692
Fairway Finance Corp., 0.450%, 8/7/2009 (6) (7) (11)	25,000,000	24,979,062
Fairway Finance Corp., 0.650%, 6/5/2009 (6) (7) (11)	26,746,000	26,744,068
Fairway Finance Corp., 0.650%, 6/8/2009 (6) (7) (11)	15,000,000	14,998,104
Falcon Asset Securitization Co., LLC, 0.550%, 6/2/2009 (6) (7) (11)	25,000,000	24,999,618
Gemini Securitization Corp., 0.430%, 8/19/2009 (6) (7) (11)	100,000,000	99,905,639
GovCo LLC, 0.400%, 8/5/2009 (6) (7) (11)	50,000,000	49,963,889
Park Avenue Receivables Co., 0.230%, 6/22/2009 (6) (7) (11)	68,200,000	68,190,850
Park Avenue Receivables Co., 0.250%, 6/1/2009 (6) (7) (11)	50,000,000	50,000,000
Straight - A Funding, 0.390%, 8/24/2009 (6) (7) (11)	25,000,000	24,977,250
Straight - A Funding, 0.390%, 8/25/2009 (6) (7) (11)	25,000,000	24,976,979
Straight - A Funding, 0.430%, 8/10/2009 (6) (7) (11)	20,000,000	19,983,278
Straight - A Funding, 0.430%, 8/17/2009 (6) (7) (11)	25,000,000	24,977,007
Straight - A Funding, 0.430%, 8/17/2009 (6) (7) (11)	25,000,000	24,977,007
Straight - A Funding, 0.500%, 8/7/2009 (6) (7) (11)	25,000,000	24,976,736
Thunder Bay Funding LLC, 0.650%, 6/1/2009 (6) (7) (11)	74,000,000	74,000,000
Thunder Bay Funding LLC, 0.650%, 6/3/2009 (6) (7) (11)	50,000,000	49,998,195

		1,325,752,401
Automobilies - 1.7%
American Honda Finance Corp., 0.850%, 6/9/2009 (11)	45,000,000	44,991,500
American Honda Finance Corp., 0.850%, 7/7/2009 (11)	10,000,000	9,991,500
American Honda Finance Corp., 0.900%, 7/2/2009 (11)	40,000,000	39,969,000

		94,952,000
Banks - 2.4%
JPMorgan Chase Funding, Inc., 0.200%, 6/2/2009 (6) (7) (11)	35,000,000	34,999,805
JPMorgan Chase Funding, Inc., 0.350%, 6/1/2009 (6) (7) (11)	50,000,000	50,000,000
Westpac Banking Corp., 0.810%, 10/27/2009 (6) (7) (11)	50,000,000	49,833,500

		134,833,305
Foreign Banks - 18.2%
Australia & New Zeland Banking Group, 1.671%, 10/2/2009 (4) (6) (7)	150,000,000	150,000,000
Bank of Ireland, 1.850%, 6/12/2009 (6) (7) (11)	50,000,000	49,971,736
BNP Paribas Finance, Inc., 0.510%, 9/14/2009 (11)	50,000,000	49,925,625
BNP Paribas Finance, Inc., 0.520%, 8/5/2009 (11)	50,000,000	49,953,055
Danske Corp., 0.850%, 6/30/2009 (6) (7) (11)	100,000,000	99,931,528
DNB Nor Bank Asa, 0.770%, 9/8/2009 (6) (7) (11)	100,000,000	99,788,250
DNB Nor Bank Asa, 0.780%, 6/29/2009 (6) (7) (11)	24,000,000	23,985,440
DNB Nor Bank Asa, 0.950%, 8/24/2009 (6) (7) (11)	25,000,000	24,944,583
Rabobank USA Financial Corp., 0.730%, 6/15/2009 (11)	50,000,000	49,985,806
Rabobank USA Financial Corp., 0.740%, 6/5/2009 (11)	100,000,000	99,991,778
Skandinaviska Enskilda Banken AB, 1.050%, 8/14/2009 (6) (7) (11)	50,000,000	49,892,083
Societe Generale North America, Inc., 0.760%, 8/28/2009 (11)	100,000,000	99,814,222
Societe Generale North America, Inc., 0.810%, 8/24/2009 (11)	41,500,000	41,421,565
UBS Finance (Delaware) LLC, 1.230%, 7/29/2009 (11)	50,000,000	49,900,917
UBS Finance (Delaware) LLC, 1.400%, 6/10/2009 (11)	100,000,000	99,965,000

		1,039,471,588

Insurance - 7.5%
Irish Life & Permanent Treasury PLC, 1.100%, 7/13/2009 (6) (7) (11)	100,000,000	99,871,667
Prudential Funding LLC, 1.200%, 8/21/2009 (11)	25,000,000	24,932,500
Prudential Funding LLC, 1.200%, 8/27/2009 (11)	125,000,000	124,637,500
Prudential PLC, 1.150%, 9/18/2009 (6) (7) (11)	50,000,000	49,825,903
Prudential PLC, 1.550%, 6/23/2009 (6) (7) (11)	100,000,000	99,905,278
Torchmark Corp., 0.950%, 6/25/2009 (6) (7) (11)	21,000,000	20,986,700
Torchmark Corp., 1.000%, 6/19/2009 (6) (7) (11)	10,000,000	9,995,000

		430,154,548
Telecommunication Services - 2.6%
Verizon Communications, 1.320%, 6/15/2009 (6) (7) (11)	90,000,000	89,953,800
Verizon Communications, 1.350%, 6/12/2009 (6) (7) (11)	60,000,000	59,975,250

		149,929,050

Total Commercial Paper		3,175,092,892

Corporate Bonds & Notes - 0.8%

Foreign Banks - 0.8%
Calyon Corporate and Investment Bank, 1.480%, 8/26/2009	45,000,000	45,072,693

Total Corporate Bonds & Notes		45,072,693

Municipals - 1.2%

Florida - 0.8%
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 2.650%, 11/15/2024, Call Date 6/1/2009 (4)	23,215,000	23,215,000
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 2.650%, 11/15/2037, Call Date 6/1/2009 (4)	21,000,000	21,000,000

		44,215,000
Wisconsin - 0.4%
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds, GO, 0.600%, 3/1/2036, Call Date 6/1/2009 (4)	21,015,000	21,015,000

Total Municipals		65,230,000

Notes-Variable - 22.9%

Banks - 9.6%
Bank of America, 1.239%, 7/30/2009 (4)	65,000,000	65,000,000
Bank of America, 1.397%, 10/2/2009 (4)	85,000,000	85,000,000
Bank of Montreal/Chicago, 1.044%, 8/28/2009 (4)	150,000,000	150,000,000
Dexia Credit Local NY, 1.013%, 4/18/2011 (4)	150,000,000	150,000,000
Westpac Banking Corp. NY (Series DPNT), 1.256%, 8/11/2009 (4)	100,000,000	100,000,000

		550,000,000
Broker/Dealers - 2.2%
Deutsche Bank NY, 1.457%, 10/21/2009 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.317%, 6/23/2009 (4)	10,429,000	10,423,178
Goldman Sachs Group, Inc., 1.327%, 6/19/2009 (4)	12,429,000	12,423,206
Goldman Sachs Group, Inc., 1.466%, 12/17/2009 (4)	50,000,000	50,000,000

		122,846,384
Consumer Staples - 2.1%
Procter & Gamble Co., 1.046%, 8/19/2009 (4)	58,000,000	58,033,651
Procter & Gamble Co., 1.224%, 2/8/2010 (4)	60,000,000	60,000,000

		118,033,651
Diversified Financial Services - 0.7%
General Electric Capital Corp., 1.207%, 7/8/2010 (4)	40,000,000	40,000,000
Foreign Banks - 3.1%
Danske Corp., 1.807%, 1/8/2010 (4)	50,000,000	50,000,000
National Australia Bank, Ltd., 0.901%, 8/19/2009 (4)	8,000,000	7,990,126
National Australia Bank, Ltd., 1.353%, 9/11/2009 (4) (6) (7)	19,761,000	19,746,534
National Australia Bank, Ltd., 1.507%, 10/6/2009 (4) (6) (7)	100,000,000	100,000,000

		177,736,660

Insurance - 4.2%
Hartford Life Global Funding Trust, 1.610%, 10/15/2009 (4)	40,000,000	40,000,000
Metropolitan Life Insurance Co., 1.511%, 6/1/2009 (4) (6) (10)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 2.777%, 2/1/2010 (4) (6) (10)	50,000,000	50,000,000
Metropolitan Life Global Funding I, 1.419%, 8/7/2009 (4) (6) (7)	35,000,000	35,000,000
Roche Holdings, Inc., 1.661%, 2/25/2010 (4) (6) (7)	50,000,000	50,000,000

		240,000,000
Personal Credit - 1.0%
American Honda Finance Corp., 1.287%, 7/8/2009 (4) (6) (7)	55,000,000	55,000,000

Total Notes-Variable		1,303,616,695

Repurchase Agreements - 18.3%
Agreement with Deutsche Bank Alex Brown, Inc., 0.180%, dated 5/29/2009, to be repurchased at $300,004,500 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2017, with a market value of $306,000,674	300,000,000	300,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.370%, dated 5/29/2009, to be repurchased at $150,004,625 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2067, with a market value of $155,444,685	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corporation, 0.060%, dated 5/29/2009, to be repurchased at $84,669,114 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 7/18/2011, with a market value of $86,363,938	84,668,691	84,668,691
Agreement with Morgan Stanley & Co., Inc., 0.150%, dated 5/29/2009, to be repurchased at $357,004,463 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 6/15/2012, with a market value of $364,140,050	357,000,000	357,000,000
Agreement with Morgan Stanley & Co., Inc., 0.470%, dated 5/29/2009, to be repurchased at $150,005,875 on 6/1/2009, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2037, with a market value of $158,415,738	150,000,000	150,000,000

Total Repurchase Agreements		1,041,668,691

Trust Demand Notes - 1.1%

Broker/Dealers - 1.1%
JPMorgan Securities, Inc., 0.470%, 6/1/2009 (4) (6) (7)	63,000,000	63,000,000

Total Trust Demand Notes		63,000,000

Total Investments - 100.0% (at amortized cost)		5,693,680,971
Other Assets and Liabilities - 0.0%		2,161,178

Total Net Assets - 100.0%		$5,695,842,149

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2009.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2009.

(5)	Purchased on a when-issued or delayed delivery basis.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At May 31, 2009, these securities amounted to:

Fund	Amount	% of Total Net Assets
Emerging Markets Equity Fund	$665,358	1.96%
Short-Term Income Fund	6,985,696	8.03
Short-Intermediate Bond Fund	23,085,790	13.34
Government Income Fund	10,140,881	2.11
Corporate Income Fund	641,448	3.70
Aggregate Bond Fund	20,657,264	9.62
Core Plus Bond Fund	587,872	1.18
Tax-Free Money Market Fund	57,746,722	6.25
Prime Money Market Fund	2,827,359,458	49.64

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.

(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.

(9)	Securities that are subject to alternative minimum tax represent 11.60% of Intermediate Tax-Free Fund's portfolio as calculated based upon total portfolio market value.

(10)	Securities have redemption features that may delay redemption beyond seven days.

(11)	Each issue shows the rate of the discount at the time of purchase.

(12)	Issue is in default or bankruptcy.

The following acronyms are used throughout this report:

ACA	— American Capital Access Corporation
ADED	— Arkansas Department of Economic Development
ADR	— American Depository Receipt
AGC	— Assured Guaranty Corporation
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corporation
BMA	— Bond Market Association
CFC	— National Rural Utilities Cooperative Finance Corporation
CIFG	— CDC IXIS Financial Guaranty
COL	— Collateralized
FGIC	— Financial Guaranty Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRN	— Floating Rate Note
FSA	— Financial Security Assurance Corporation
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— Government Obligation
HFDC	— Health Facility Development Corporation

HUD	— Department of Housing and Urban Development
IDC	— Industrial Development Corporation
IMI	— Investors Mortgage Insurance Company
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
LT	— Limited Tax
MBIA	— Municipal Bond Insurance Association
MHF	— Maryland Housing Fund
MTN	— Medium Term Note
PCA	— Pollution Control Authority
PLC	— Public Limited Company
PSF	— Permanent School Fund Guaranteed
PUFG	— Permanent University Fund Guarantee
RADIAN	— Radian Asset Assurance
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit
TCRs	— Transferable Custody Receipts
TRANs	— Tax and Revenue Anticipation Notes
UT	— Unlimited Tax
VRNs	— Variable Rate Notes
XLCA	— XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2009 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$242,494,735	$14,214,449	$(26,256,732)	$(12,042,283)
Large-Cap Growth Fund	192,138,664	13,545,046	(11,447,424)	2,097,622
Mid-Cap Value Fund	292,713,573	22,710,439	(43,240,542)	(20,530,103)
Mid-Cap Growth Fund	241,569,787	18,792,219	(11,229,557)	7,562,662
Small-Cap Growth Fund	287,723,600	31,981,318	(12,676,881)	19,304,437
International Stock Fund	162,811,781	15,165,790	(21,491,825)	(6,326,035)
Emerging Markets Equity Fund	25,592,857	7,170,722	(57,127)	7,113,595
Short-Term Income Fund	101,872,624	1,250,480	(7,597,477)	(6,346,997)
Short-Intermediate Bond Fund	259,408,248	2,746,189	(44,567,752)	(41,821,563)
Intermediate Tax-Free Fund	114,096,871	3,722,589	(991,341)	2,731,248
Government Income Fund	903,894,481	17,014,112	(40,696,429)	(23,682,317)
Corporate Income Fund	16,320,601	1,059,068	(26,258)	1,032,810
Aggregate Bond Fund	345,660,055	5,815,622	(25,650,153)	(19,834,531)
Core Plus Bond Fund	48,593,121	1,419,829	(223,473)	1,196,356
Government Money Market Fund*	1,044,078,879	—	—	—
Tax-Free Money Market Fund*	5,693,680,971	—	—	—
Prime Money Market Fund*	920,706,326	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in "Investment Valuations" in Note 1 of the Notes to the Financial Statements contained in the August 31, 2008 Annual Report. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2009 (1):

Description	Value
Blackrock Liquidity TempCash Money Market Fund	$138,490,864
Blackrock Liquidity TempFund Money Market Fund	47,186,537
Dreyfus Institutional Cash Advantage Money Market Fund	200,000,000
Fidelity Institutional Money Market Fund	166,000,000
Metlife Insurance FA, 0.668%, 6/1/2009	20,000,000
Prudential Funding LLC, 1.106%, 9/18/2009 (2)	24,916,675
Prudential PLC, 1.184%, 8/19/2009 (2)	24,935,100

Total	$621,529,176

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$42,493,016	$43,370,678
Large-Cap Growth Fund	42,473,788	43,351,051
Mid-Cap Value Fund	77,862,956	79,471,152
Mid-Cap Growth Fund	72,626,825	74,126,873
Small-Cap Growth Fund	89,413,069	91,259,822
International Stock Fund	23,327,972	23,809,791
Short-Term Income Fund	8,848,602	9,031,362
Short-Intermediate Bond Fund	18,518,025	18,900,499
Government Income Fund	191,459,530	195,413,971
Aggregate Bond Fund	41,927,988	42,793,977

Total	$608,951,771	$621,529,176

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Prime Money Market and Government Money Market Funds. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2009.

(2)	Each issue shows the rate of the discount at the time of purchase.

3. FASB 157 Discussion and Disclosure

In September 2006, the Financial Accounting Standards Board (FASB), issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. The Funds adopted FASB 157 as of September 1, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3—significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2009:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$183,123,386	$3,958,388	$—	$187,081,774
Large-Cap Growth Fund	139,796,307	11,088,928	—	150,885,235
Mid-Cap Value Fund	187,749,408	4,962,910	—	192,712,318
Mid-Cap Growth Fund	171,364,841	3,640,735	—	175,005,576
Small-Cap Growth Fund	210,209,706	5,558,509	—	215,768,215
International Stock Fund	7,158,801	125,517,154	—	132,675,955
Emerging Markets Equity Fund	13,531,074	19,175,378	—	32,706,452
Short-Term Income Fund	6,934,671	79,559,594	—	86,494,265
Short-Intermediate Bond Fund	—	198,686,186	—	198,686,186
Intermediate Tax-Free Fund	325,348	116,502,771	—	116,828,119
Government Income Fund	—	684,798,193	—	684,798,193
Corporate Income Fund	—	17,353,411	—	17,353,411
Aggregate Bond Fund	—	283,031,547	—	283,031,547
Core Plus Bond Fund	—	49,789,477	—	49,789,477
Government Money Market Fund	—	1,044,078,879	—	1,044,078,879
Tax-Free Money Market Fund	—	920,706,326	—	920,706,326
Prime Money Market Fund	—	5,693,680,971	—	5,693,680,971

	Unrealized Appreciation/Depreciation On Other Financial Instruments*
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$560,506	$—	$—	$560,506
Short-Term Income Fund	69,909	—	—	69,909

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2009, the Large-Cap Value Fund had $1,144,834 in realized losses on all option contracts.

At May 31, 2009, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Air Products & Chemicals, Inc.	Call	June 2009	$70	93	$2,093	$12,043
Bank of New York Mellon Corp.	Call	June 2009	25	400	132,000	(57,200)
Darden Restaurants, Inc.	Call	June 2009	43	180	—	28,259
Emerson Electric Co.	Call	June 2009	40	216	—	7,344
Express Scripts, Inc.	Call	June 2009	70	68	1,190	6,086
Goldman Sachs Group, Inc.	Call	October 2009	165	135	101,587	(22,075)
Hess Corp.	Call	July 2009	75	85	13,175	(680)
International Business Machines Corp.	Call	July 2009	105	186	93,000	(29,796)
Morgan Stanley	Call	October 2009	35	550	122,375	(25,028)
Bank of New York Mellon Corp.	Put	June 2009	10	400	—	60,800
Goldman Sachs Group, Inc.	Put	October 2009	110	135	60,075	26,728
International Business Machines Corp.	Put	July 2009	80	186	2,790	111,995
Morgan Stanley	Put	October 2009	22	550	71,500	23,097
SPDR Trust Series 1	Put	September 2009	70	2940	248,430	418,933

Total				6,124		$560,506

For the period ended May 31, 2009, the Large-Cap Growth Fund had $10,620 in realized gains on all option contracts.

At May 31, 2009, the Large-Cap Growth Fund had no outstanding written option contracts.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2009, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Short-Term Income Fund	September 2009	155	U.S. 5 Year Note	Long	$69,909

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2009 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President (Principal Executive Officer)
July 23, 2009

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer (Principal Financial Officer)
July 23, 2009